UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ICON Consumer Discretionary Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (73.84%)
Apparel, Accessories & Luxury Goods (2.41%)
Hanesbrands, Inc.	48,200	$1,039,674

Auto Parts & Equipment (0.72%)
Motorcar Parts of America, Inc.(a)	11,600	312,272

Automotive Retail (6.36%)
AutoZone, Inc.(a)	2,000	1,579,580
O’Reilly Automotive, Inc.(a)	4,200	1,169,322

		2,748,902

Cable & Satellite (2.67%)
Comcast Corp., Class A	16,700	1,153,135

Casinos & Gaming (0.98%)
MGM Resorts International(a)	14,700	423,801

Footwear (4.22%)
NIKE, Inc., Class B	35,900	1,824,797

General Merchandise Stores (7.12%)
Dollar General Corp.	23,400	1,733,238
Dollar Tree, Inc.(a)	17,400	1,342,932

		3,076,170

Home Entertainment Software (0.92%)
Activision Blizzard, Inc.	11,000	397,210

Home Improvement Retail (7.60%)
Home Depot, Inc.	15,100	2,024,608
Lowe’s Cos., Inc.	17,700	1,258,824

		3,283,432

Homebuilding (1.93%)
LGI Homes, Inc.(a)(b)	29,000	833,170

Household Appliances (4.04%)
Whirlpool Corp.	9,600	1,744,992

Housewares & Specialties (6.06%)
Newell Brands, Inc.	58,600	2,616,490

Leisure Products (2.87%)
American Outdoor Brands Corp.(a)(b)	44,300	933,844
Brunswick Corp.	5,600	305,424

		1,239,268

Movies & Entertainment (9.85%)
Time Warner, Inc.	11,700	1,129,401
Twenty-First Century Fox, Inc., Class A	82,100	2,302,084

	Shares or Principal Amount	Value
Movies & Entertainment (continued)
Walt Disney Co.	7,900	$823,338

		4,254,823

Restaurants (6.65%)
McDonald’s Corp.	20,600	2,507,432
Starbucks Corp.	6,600	366,432

		2,873,864

Specialized Consumer Services (0.61%)
Liberty Tax, Inc.	19,745	264,583

Specialty Stores (8.83%)
Five Below, Inc.(a)	21,100	843,156
Signet Jewelers, Ltd.	4,400	414,744
Sportsman’s Warehouse Holdings, Inc.(a)(b)	190,700	1,790,673
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,000	764,820

		3,813,393

Total Common Stocks (Cost $32,491,005)		31,899,976

Collateral for Securities on Loan (4.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	2,145,604	2,145,604

Total Collateral for Securities on Loan (Cost $2,145,604)		2,145,604

Short-Term Investments (26.22%)
Time Deposits (26.22%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	11,326,303	11,326,303

Total Short-Term Investments (Cost $11,326,303)		11,326,303

Total Investments (105.02%) (Cost $45,962,912)		$45,371,883
Liabilities Less Other Assets (-5.02%)		(2,170,177)

Net Assets (100.00%)		$43,201,706

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

Sector Composition (December 31, 2016) (Unaudited)

Consumer Discretionary	72.92%
Information Technology	0.92%

73.84%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Movies & Entertainment	9.85%
Specialty Stores	8.83%
Home Improvement Retail	7.60%
General Merchandise Stores	7.12%
Restaurants	6.65%
Automotive Retail	6.36%
Housewares & Specialties	6.06%
Footwear	4.22%
Household Appliances	4.04%
Leisure Products	2.87%
Cable & Satellite	2.67%
Apparel, Accessories & Luxury Goods	2.41%
Homebuilding	1.93%
Other Industries (each less than 1%)	3.23%

73.84%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (84.83%)
Brewers (2.48%)
Molson Coors Brewing Co., Class B	7,700	$749,287

Distillers & Vintners (4.98%)
Constellation Brands, Inc., Class A	9,800	1,502,438

Drug Retail (6.94%)
CVS Health Corp.	22,800	1,799,148
Walgreens Boots Alliance, Inc.	3,600	297,936

		2,097,084

Food Retail (0.99%)
Kroger Co.	8,700	300,237

Household Products (8.31%)
Kimberly-Clark Corp.	16,700	1,905,804
Procter & Gamble Co.	7,200	605,376

		2,511,180

Housewares & Specialties (3.47%)
Newell Brands, Inc.	23,500	1,049,275

Packaged Foods & Meats (20.96%)
Blue Buffalo Pet Products, Inc.(a)	33,400	802,936
General Mills, Inc.	18,400	1,136,568
J.M. Smucker Co.	8,800	1,126,928
Kellogg Co.	15,500	1,142,505
Mondelez International, Inc., Class A	32,600	1,445,158
TreeHouse Foods, Inc.(a)	4,400	317,636
Tyson Foods, Inc., Class A	5,800	357,744

		6,329,475

Personal Products (2.08%)
Estee Lauder Cos., Inc., Class A	8,200	627,218

Soft Drinks (20.75%)
Coca-Cola Co.	66,800	2,769,528
Dr. Pepper Snapple Group, Inc.	13,200	1,196,844
Monster Beverage Corp.(a)	16,500	731,610
PepsiCo, Inc.	15,000	1,569,450

		6,267,432

Tobacco (13.87%)
Altria Group, Inc.	32,500	2,197,650
British American Tobacco PLC, Sponsored ADR(b)	6,800	766,156
Philip Morris International, Inc.	13,400	1,225,966

		4,189,772

Total Common Stocks (Cost $26,800,005)		25,623,398

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	780,300	$780,300

Total Collateral for Securities on Loan (Cost $780,300)		780,300

Short-Term Investments (15.85%)
Time Deposits (15.85%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	4,786,337	4,786,337

Total Short-Term Investments (Cost $4,786,337)		4,786,337

Total Investments (103.26%) (Cost $32,366,642)		$31,190,035
Liabilities Less Other Assets (-3.26%)		(984,161)

Net Assets (100.00%)		$30,205,874

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

Sector Composition (December 31, 2016) (Unaudited)

Consumer Staples	81.36%
Consumer Discretionary	3.47%

84.83%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Packaged Foods & Meats	20.96%
Soft Drinks	20.75%
Tobacco	13.87%
Household Products	8.31%
Drug Retail	6.94%
Distillers & Vintners	4.98%
Housewares & Specialties	3.47%
Brewers	2.48%
Personal Products	2.08%
Other Industries (each less than 1%)	0.99%

84.83%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.41%)
Gas Utilities (2.83%)
National Fuel Gas Co.	144,500	$8,184,480
Spire, Inc.	35,200	2,272,160

		10,456,640

Integrated Oil & Gas (26.99%)
Chevron Corp.	238,900	28,118,530
Eni S.p.A., Sponsored ADR	100,000	3,224,000
Exxon Mobil Corp.	502,700	45,373,702
Royal Dutch Shell PLC, Sponsored ADR, Class A	228,200	12,409,516
Suncor Energy, Inc.	324,700	10,614,443

		99,740,191

Multi-Utilities (2.24%)
DTE Energy Co.	42,300	4,166,973
NiSource, Inc.	185,900	4,115,826

		8,282,799

Oil & Gas Equipment & Services (16.52%)
Baker Hughes, Inc.	58,600	3,807,242
Dril-Quip, Inc.(a)	89,900	5,398,495
Matrix Service Co.(a)	176,000	3,995,200
National Oilwell Varco, Inc.	95,500	3,575,520
Oceaneering International, Inc.	153,300	4,324,593
RPC, Inc.(b)	412,500	8,171,625
Schlumberger, Ltd.	263,550	22,125,022
Tenaris S.A., ADR(b)	167,900	5,995,709
TETRA Technologies, Inc.(a)	730,000	3,664,600

		61,058,006

Oil & Gas Exploration & Production (31.62%)
Antero Resources Corp.(a)	190,700	4,510,055
Cabot Oil & Gas Corp.	325,600	7,606,016
Carrizo Oil & Gas, Inc.(a)	218,400	8,157,240
Chesapeake Energy Corp.(a)	1,302,850	9,146,007
Cimarex Energy Co.	43,000	5,843,700
Continental Resources, Inc.(a)	109,850	5,661,669
Denbury Resources, Inc.(a)(b)	1,020,450	3,755,256
Diamondback Energy, Inc.(a)	101,750	10,282,855
EOG Resources, Inc.	112,200	11,343,420
EQT Corp.	89,600	5,859,840
Gulfport Energy Corp.(a)	267,600	5,790,864
Matador Resources Co.(a)	313,400	8,073,184
Newfield Exploration Co.(a)	164,200	6,650,100
Southwestern Energy Co.(a)	450,000	4,869,000
Synergy Resources Corp.(a)(b)	1,207,750	10,761,052
W&T Offshore, Inc.(a)(b)	842,400	2,333,448
Whiting Petroleum Corp.(a)(b)	519,234	6,241,193

		116,884,899

Oil & Gas Refining & Marketing (6.30%)
HollyFrontier Corp.	141,000	4,619,160

	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (continued)
Marathon Petroleum Corp.	103,350	$5,203,673
PBF Energy, Inc., Class A	111,900	3,119,772
Tesoro Corp.	56,900	4,975,905
Valero Energy Corp.	51,550	3,521,896
World Fuel Services Corp.	40,000	1,836,400

		23,276,806

Oil & Gas Storage & Transportation (8.86%)
Golar LNG, Ltd.(b)	385,600	8,845,664
Magellan Midstream Partners L.P.	139,000	10,512,570
Ship Finance International, Ltd.(b)	215,700	3,203,145
Teekay LNG Partners L.P.	581,300	8,399,785
Williams Cos., Inc.	57,120	1,778,717

		32,739,881

Renewable Electricity (1.05%)
8Point3 Energy Partners L.P.	298,700	3,877,126

Total Common Stocks (Cost $321,402,334)		356,316,348

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.16%)
Energy Select Sector SPDR Fund
01/20/17, 67	4,350	39,150
02/17/17, 75	2,500	507,500
SPDR S&P Oil & Gas Exploration & Production ETF
01/20/17, 35	4,850	24,250

		570,900

Total Put Options Purchased (Cost $1,726,462)		570,900

	Shares or Principal Amount	Value
Collateral for Securities on Loan (5.65%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	20,888,002	20,888,002

Total Collateral for Securities on Loan (Cost $20,888,002)		20,888,002

	Shares or Principal Amount	Value
Short-Term Investments (2.67%)
Time Deposits (2.67%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	9,871,619	$9,871,619

Total Short-Term Investments (Cost $9,871,619)		9,871,619

Total Investments (104.89%) (Cost $353,888,417)		$387,646,869
Liabilities Less Other Assets (-4.89%)		(18,062,254)

Net Assets (100.00%)		$369,584,615

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

Sector Composition (December 31, 2016) (Unaudited)

Energy	90.29%
Utilities	6.12%

96.41%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Oil & Gas Exploration & Production	31.62%
Integrated Oil & Gas	26.99%
Oil & Gas Equipment & Services	16.52%
Oil & Gas Storage & Transportation	8.86%
Oil & Gas Refining & Marketing	6.30%
Gas Utilities	2.83%
Multi-Utilities	2.24%
Renewable Electricity	1.05%

96.41%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.37%)
Asset Management & Custody Banks (7.74%)
Affiliated Managers Group, Inc.(a)	4,500	$653,850
Cohen & Steers, Inc.	19,100	641,760
Financial Engines, Inc.	17,600	646,800
GAMCO Investors, Inc., Class A	13,100	404,659
Janus Capital Group, Inc.	52,300	694,021
Legg Mason, Inc.	18,900	565,299
SEI Investments Co.	10,200	503,472

		4,109,861

Consumer Finance (7.55%)
Ally Financial, Inc.	34,100	648,582
American Express Co.	14,900	1,103,792
Capital One Financial Corp.	4,700	410,028
Credit Acceptance Corp.(a)(b)	3,000	652,530
Discover Financial Services	16,600	1,196,694

		4,011,626

Data Processing & Outsourced Services (4.56%)
Broadridge Financial Solutions, Inc.	12,700	842,010
Euronet Worldwide, Inc.(a)	10,100	731,543
MasterCard, Inc., Class A	8,200	846,650

		2,420,203

Diversified Banks (26.71%)
Bank of America Corp.	169,100	3,737,110
Citigroup, Inc.	46,300	2,751,609
JPMorgan Chase & Co.	43,300	3,736,357
U.S. Bancorp	35,300	1,813,361
Wells Fargo & Co.	39,000	2,149,290

		14,187,727

Financial Exchanges & Data (2.31%)
MarketAxess Holdings, Inc.	4,100	602,372
MSCI, Inc.	7,900	622,362

		1,224,734

Insurance Brokers (3.94%)
Aon PLC	11,400	1,271,442
Arthur J Gallagher & Co.	15,800	820,968

		2,092,410

Investment Banking & Brokerage (3.99%)
BGC Partners, Inc., Class A	82,900	848,067
E*TRADE Financial Corp.(a)	36,700	1,271,655

		2,119,722

Life & Health Insurance (7.53%)
Aflac, Inc.	7,200	501,120
CNO Financial Group, Inc.	67,700	1,296,455
Sun Life Financial, Inc.	32,800	1,259,848
Unum Group	21,400	940,102

		3,997,525

	Shares or Principal Amount	Value
Mortgage REITs (0.97%)
Annaly Capital Management, Inc., REIT	51,900	$517,443

Multi-line Insurance (4.37%)
American International Group, Inc.	23,400	1,528,254
Horace Mann Educators Corp.	18,524	792,827

		2,321,081

Other Diversified Financial Services (1.13%)
Voya Financial, Inc.	15,300	600,066

Property & Casualty Insurance (5.31%)
AmTrust Financial Services, Inc.	27,500	752,950
United Insurance Holdings Corp.	34,100	516,274
XL Group PLC	41,700	1,553,742

		2,822,966

Real Estate Services (3.28%)
CBRE Group, Inc., Class A(a)	22,200	699,078
Jones Lang LaSalle, Inc.	10,300	1,040,712

		1,739,790

Regional Banks (10.34%)
BancorpSouth, Inc.	19,300	599,265
Fifth Third Bancorp	39,900	1,076,103
First Commonwealth Financial Corp.	79,000	1,120,220
First Midwest Bancorp, Inc.	38,600	973,878
First Republic Bank	6,500	598,910
Signature Bank(a)	7,500	1,126,500

		5,494,876

Retail REITs (1.32%)
Macerich Co., REIT	9,900	701,316

Thrifts & Mortgage Finance (5.32%)
BofI Holding, Inc.(a)(b)	17,200	491,060
Dime Community Bancshares, Inc.	43,043	865,164
New York Community Bancorp, Inc.	42,600	677,766
Radian Group, Inc.	44,100	792,918

		2,826,908

Total Common Stocks (Cost $45,757,410)		51,188,254

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.13%)
Bank of America Corp.
02/17/17, 21	800	41,600

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (continued)
Financial Select Sector SPDR Fund
01/20/17, 22	3,000	$27,000

		68,600

Total Put Options Purchased (Cost $173,107)		68,600

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	507,498	507,498

Total Collateral for Securities on Loan (Cost $507,498)		507,498

Total Investments (97.46%) (Cost $46,438,015)		$51,764,352
Other Assets Less Liabilities (2.54%)		1,350,962

Net Assets (100.00%)		$53,115,314

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

REIT - Real Estate Investment Trust

Sector Composition (December 31, 2016) (Unaudited)

Financial	87.21%
Real Estate	4.60%
Information Technology	4.56%

96.37%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Diversified Banks	26.71%
Regional Banks	10.34%
Asset Management & Custody Banks	7.74%
Consumer Finance	7.55%
Life & Health Insurance	7.53%
Thrifts & Mortgage Finance	5.32%
Property & Casualty Insurance	5.31%
Data Processing & Outsourced Services	4.56%
Multi-line Insurance	4.37%
Investment Banking & Brokerage	3.99%
Insurance Brokers	3.94%
Real Estate Services	3.28%
Financial Exchanges & Data	2.31%
Retail REITs	1.32%
Other Diversified Financial Services	1.13%
Other Industries (each less than 1%)	0.97%

96.37%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.80%)
Biotechnology (18.82%)
AbbVie, Inc.	42,300	$2,648,826
Amgen, Inc.	21,800	3,187,378
Celgene Corp.(a)	31,400	3,634,550
Gilead Sciences, Inc.	36,300	2,599,443
Ligand Pharmaceuticals, Inc.(a)(b)	4,000	406,440
Shire PLC, ADR	13,100	2,231,978

		14,708,615

Health Care Distributors (1.26%)
Henry Schein, Inc.(a)	6,500	986,115

Health Care Equipment (20.69%)
Becton, Dickinson and Co.	7,500	1,241,625
Boston Scientific Corp.(a)	145,000	3,136,350
Edwards Lifesciences Corp.(a)	27,000	2,529,900
Hologic, Inc.(a)	32,400	1,299,888
Intuitive Surgical, Inc.(a)	1,200	761,004
Medtronic PLC	35,900	2,557,157
STERIS PLC	22,400	1,509,536
Teleflex, Inc.	12,300	1,982,145
Zimmer Biomet Holdings, Inc.	11,200	1,155,840

		16,173,445

Health Care Facilities (0.76%)
HCA Holdings, Inc.(a)	8,000	592,160

Health Care Services (4.18%)
BioTelemetry, Inc.(a)	146,062	3,264,486

Life Sciences Tools & Services (4.94%)
Charles River Laboratories International, Inc.(a)	24,800	1,889,512
Thermo Fisher Scientific, Inc.	14,000	1,975,400

		3,864,912

Managed Health Care (0.80%)
CIGNA Corp.	4,700	626,933

Pharmaceuticals (46.35%)
Allergan PLC(a)	24,000	5,040,240
Amphastar Pharmaceuticals, Inc.(a)	42,000	773,640
AstraZeneca PLC, Sponsored ADR	19,000	519,080
Bayer AG, Sponsored ADR(b)	8,000	834,240
Bristol-Myers Squibb Co.	55,500	3,243,420
Corcept Therapeutics, Inc.(a)	27,919	202,692
Eli Lilly & Co.	29,000	2,132,950
Endo International PLC(a)	18,000	296,460
Horizon Pharma PLC(a)	15,600	252,408
Innoviva, Inc.(a)(b)	32,500	347,750

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	10,700	$1,166,621
Johnson & Johnson	57,300	6,601,533
Mallinckrodt PLC(a)	17,600	876,832
Novo Nordisk A/S, Sponsored ADR	11,500	412,390
Pfizer, Inc.	187,000	6,073,760
Roche Holding AG, Sponsored ADR	66,200	1,888,686
Sanofi, ADR	40,000	1,617,600
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	58,200	788,610
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	44,000	1,595,000
Zoetis, Inc.	29,300	1,568,429

		36,232,341

Total Common Stocks (Cost $80,262,225)		76,449,007

Collateral for Securities on Loan (1.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	1,223,900	1,223,900

Total Collateral for Securities on Loan (Cost $1,223,900)		1,223,900

Short-Term Investments (0.20%)
Time Deposits (0.20%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	158,649	158,649

Total Short-Term Investments (Cost $158,649)		158,649

Total Investments (99.57%) (Cost $81,644,774)		$77,831,556
Other Assets Less Liabilities (0.43%)		333,186

Net Assets (100.00%)		$78,164,742

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

Sector Composition (December 31, 2016) (Unaudited)

Health Care	97.80%

97.80%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Pharmaceuticals	46.35%
Health Care Equipment	20.69%
Biotechnology	18.82%
Life Sciences Tools & Services	4.94%
Health Care Services	4.18%
Health Care Distributors	1.26%
Other Industries (each less than 1%)	1.56%

97.80%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (82.12%)
Aerospace & Defense (11.42%)
B/E Aerospace, Inc.	2,500	$150,475
Boeing Co.	3,000	467,040
General Dynamics Corp.	1,900	328,054
Hexcel Corp.	5,000	257,200
Orbital ATK, Inc.	8,390	736,055
Raytheon Co.	1,100	156,200
Spirit AeroSystems Holdings, Inc., Class A	4,000	233,400
TransDigm Group, Inc.	1,500	373,440

		2,701,864

Air Freight & Logistics (2.22%)
Echo Global Logistics, Inc.(a)	20,973	525,373

Airlines (3.28%)
Alaska Air Group, Inc.	2,100	186,333
Delta Air Lines, Inc.	12,000	590,280

		776,613

Building Products (15.40%)
Armstrong World Industries, Inc.(a)	5,000	209,000
Builders FirstSource, Inc.(a)	45,000	493,650
Fortune Brands Home & Security, Inc.	16,500	882,090
Johnson Controls International PLC	10,000	411,900
Masco Corp.	26,500	837,930
PGT, Inc.(a)	21,000	240,450
Quanex Building Products Corp.	28,000	568,400

		3,643,420

Commercial Printing (4.89%)
Deluxe Corp.	12,700	909,447
InnerWorkings, Inc.(a)	25,000	246,250

		1,155,697

Construction & Engineering (5.58%)
AECOM(a)	5,000	181,800
Comfort Systems U.S.A., Inc.	18,500	616,050
Dycom Industries, Inc.(a)	6,500	521,885

		1,319,735

Construction Machinery & Heavy Trucks (4.27%)
Allison Transmission Holdings, Inc.	30,000	1,010,700

Electrical Components & Equipment (2.93%)
Acuity Brands, Inc.	3,000	692,580

Human Resource & Employment Services (6.03%)
Kforce, Inc.	19,000	438,900
Korn/Ferry International	15,500	456,165
ManpowerGroup, Inc.	4,000	355,480

	Shares or Principal Amount	Value
Human Resource & Employment Services (continued)
On Assignment, Inc.(a)	4,000	$176,640

		1,427,185

Industrial Conglomerates (6.61%)
Carlisle Cos., Inc.	2,500	275,725
General Electric Co.	25,000	790,000
Honeywell International, Inc.	4,300	498,155

		1,563,880

Industrial Machinery (3.77%)
Ingersoll-Rand PLC	5,000	375,200
Middleby Corp.(a)	4,000	515,240

		890,440

Research & Consulting Services (11.37%)
Advisory Board Co.(a)	40,000	1,330,000
Equifax, Inc.	11,500	1,359,645

		2,689,645

Trading Companies & Distributors (4.35%)
Air Lease Corp.	30,000	1,029,900

Total Common Stocks (Cost $17,953,320)		19,427,032

Short-Term Investments (16.09%)
Time Deposits (16.09%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	3,806,014	3,806,014

Total Short-Term Investments (Cost $3,806,014)		3,806,014

Total Investments (98.21%) (Cost $21,759,334)		$23,233,046
Other Assets Less Liabilities (1.79%)		424,051

Net Assets (100.00%)		$23,657,097

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2016) (Unaudited)

Industrials	82.12%

82.12%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Building Products	15.40%
Aerospace & Defense	11.42%
Research & Consulting Services	11.37%
Industrial Conglomerates	6.61%
Human Resource & Employment Services	6.03%
Construction & Engineering	5.58%
Commercial Printing	4.89%
Trading Companies & Distributors	4.35%
Construction Machinery & Heavy Trucks	4.27%
Industrial Machinery	3.77%
Airlines	3.28%
Electrical Components & Equipment	2.93%
Air Freight & Logistics	2.22%

82.12%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.75%)
Application Software (3.72%)
CDK Global, Inc.	22,100	$1,319,149
Citrix Systems, Inc.(a)	5,400	482,274

		1,801,423

Communications Equipment (2.61%)
Finisar Corp.(a)	16,500	499,455
Motorola Solutions, Inc.	9,200	762,588

		1,262,043

Data Processing & Outsourced Services (12.92%)
Broadridge Financial Solutions, Inc.	9,900	656,370
Euronet Worldwide, Inc.(a)	7,400	535,982
ExlService Holdings, Inc.(a)	10,400	524,576
Genpact, Ltd.(a)	21,800	530,612
MasterCard, Inc., Class A	10,200	1,053,150
MAXIMUS, Inc.	22,500	1,255,275
Total System Services, Inc.	12,000	588,360
Visa, Inc., Class A	14,180	1,106,323

		6,250,648

Electronic Equipment & Instruments (1.04%)
OSI Systems, Inc.(a)	6,600	502,392

Electronic Manufacturing Services (1.48%)
IPG Photonics Corp.(a)	7,235	714,167

Home Entertainment Software (4.65%)
Activision Blizzard, Inc.	35,300	1,274,683
Electronic Arts, Inc.(a)	12,400	976,624

		2,251,307

Internet Software & Services (19.78%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	7,800	684,918
Alphabet, Inc., Class A(a)	3,200	2,535,840
Alphabet, Inc., Class C(a)	3,439	2,654,289
eBay, Inc.(a)	14,100	418,629
Facebook, Inc., Class A(a)	28,500	3,278,925

		9,572,601

IT Consulting & Other Services (3.90%)
Cognizant Technology Solutions Corp., Class A(a)	21,700	1,215,851
Infosys, Ltd., Sponsored ADR	45,200	670,316

		1,886,167

Semiconductor Equipment (7.93%)
Advanced Energy Industries, Inc.(a)	19,797	1,083,886
Applied Materials, Inc.	27,200	877,744
Photronics, Inc.(a)	89,200	1,007,960
Teradyne, Inc.	34,200	868,680

		3,838,270

	Shares or Principal Amount	Value
Semiconductors (15.21%)
Broadcom, Ltd.	6,200	$1,095,974
Cypress Semiconductor Corp.	89,200	1,020,448
Intel Corp.	51,800	1,878,786
Monolithic Power Systems, Inc.	8,400	688,212
NXP Semiconductors N.V.(a)	10,900	1,068,309
Qorvo, Inc.(a)	10,000	527,300
Skyworks Solutions, Inc.	14,500	1,082,570

		7,361,599

Systems Software (7.34%)
Microsoft Corp.	29,500	1,833,130
Oracle Corp.	30,400	1,168,880
TiVo Corp.(a)	26,300	549,670

		3,551,680

Technology Hardware, Storage & Peripherals (15.17%)
Apple, Inc.	53,900	6,242,698
Electronics For Imaging, Inc.(a)	25,000	1,096,500

		7,339,198

Total Common Stocks (Cost $38,400,685)		46,331,495

Total Investments (95.75%) (Cost $38,400,685)		$46,331,495
Other Assets Less Liabilities (4.25%)		2,058,903

Net Assets (100.00%)		$48,390,398

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2016) (Unaudited)

Information Technology	95.75%

95.75%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Internet Software & Services	19.78%
Semiconductors	15.21%
Technology Hardware, Storage & Peripherals	15.17%
Data Processing & Outsourced Services	12.92%
Semiconductor Equipment	7.93%
Systems Software	7.34%
Home Entertainment Software	4.65%
IT Consulting & Other Services	3.90%
Application Software	3.72%
Communications Equipment	2.61%
Electronic Manufacturing Services	1.48%
Electronic Equipment & Instruments	1.04%

95.75%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (73.12%)
Building Products (6.11%)
Apogee Enterprises, Inc.	16,000	$856,960
Fortune Brands Home & Security, Inc.	14,500	775,170
Masco Corp.	60,000	1,897,200
PGT, Inc.(a)	66,300	759,135
Tarkett S.A.	15,000	538,002

		4,826,467

Coal & Consumable Fuels (3.12%)
Cameco Corp.(b)	235,000	2,460,450

Commodity Chemicals (2.92%)
Cabot Corp.	7,000	353,780
LyondellBasell Industries N.V., Class A	5,000	428,900
Methanex Corp.	9,939	435,328
Olin Corp.	42,339	1,084,302

		2,302,310

Construction & Engineering (1.98%)
Comfort Systems U.S.A., Inc.	46,940	1,563,102

Construction Materials (8.47%)
Buzzi Unicem S.p.A.	60,000	1,419,712
Eagle Materials, Inc.	13,000	1,280,890
Headwaters, Inc.(a)	20,000	470,400
Martin Marietta Materials, Inc.	4,500	996,885
Summit Materials, Inc., Class A(a)	85,008	2,022,340
Vulcan Materials Co.	4,000	500,600

		6,690,827

Diversified Chemicals (13.74%)
Dow Chemical Co.	53,745	3,075,289
Eastman Chemical Co.	40,000	3,008,400
Huntsman Corp.	250,000	4,770,000

		10,853,689

Fertilizers & Agricultural Chemicals (5.13%)
Agrium, Inc.	5,500	553,025
CF Industries Holdings, Inc.	90,000	2,833,200
Monsanto Co.	6,300	662,823

		4,049,048

Gold (3.77%)
Agnico Eagle Mines, Ltd.	20,000	840,000
Randgold Resources, Ltd.	7,228	555,309
Royal Gold, Inc.	25,000	1,583,750

		2,979,059

Integrated Oil & Gas (3.52%)
BP PLC	140,000	876,880

	Shares or Principal Amount	Value
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Sponsored ADR, Class A	35,000	$1,903,300

		2,780,180

Oil & Gas Equipment & Services (1.81%)
Schlumberger, Ltd.	17,000	1,427,150

Oil & Gas Exploration & Production (4.80%)
Diamondback Energy, Inc.(a)	13,300	1,344,098
Synergy Resources Corp.(a)	275,000	2,450,250

		3,794,348

Oil & Gas Refining & Marketing (3.07%)
PBF Energy, Inc., Class A	31,214	870,246
Tesoro Corp.	10,000	874,500
Valero Energy Corp.	10,000	683,200

		2,427,946

Oil & Gas Storage & Transportation (0.75%)
Enbridge, Inc.	14,000	589,133

Paper Packaging (7.50%)
Avery Dennison Corp.	2,200	154,484
Graphic Packaging Holding Co.	370,000	4,617,600
International Paper Co.	13,000	689,780
Smurfit Kappa Group PLC	20,000	458,045

		5,919,909

Specialty Chemicals (5.83%)
Celanese Corp., Class A	17,000	1,338,580
PolyOne Corp.	60,000	1,922,400
Sherwin-Williams Co.	5,000	1,343,700

		4,604,680

Steel (0.60%)
Nucor Corp.	8,000	476,160

Total Common Stocks (Cost $52,957,893)		57,744,458

Exchange Traded Funds (8.73%)
iShares North American Natural Resources ETF(b)	87,000	3,127,650
Energy Select Sector SPDR Fund(b)	50,000	3,766,000

Total Exchange Traded Funds (Cost $5,973,110)		6,893,650

	Shares or Principal Amount	Value
Collateral for Securities on Loan (7.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	5,877,425	$5,877,425

Total Collateral for Securities on Loan (Cost $5,877,425)		5,877,425

Short-Term Investments (18.63%)
Time Deposits (18.63%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	14,707,913	14,707,913

Total Short-Term Investments (Cost $14,707,913)		14,707,913

Total Investments (107.92%) (Cost $79,516,341)		$85,223,446
Liabilities Less Other Assets (-7.92%)		(6,254,801)

Net Assets (100.00%)		$78,968,645

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

Sector Composition (December 31, 2016) (Unaudited)

Materials	47.96%
Energy	17.07%
Industrials	8.09%

73.12%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Diversified Chemicals	13.74%
Construction Materials	8.47%
Paper Packaging	7.50%
Building Products	6.11%
Specialty Chemicals	5.83%
Fertilizers & Agricultural Chemicals	5.13%
Oil & Gas Exploration & Production	4.80%
Gold	3.77%
Integrated Oil & Gas	3.52%
Coal & Consumable Fuels	3.12%
Oil & Gas Refining & Marketing	3.07%
Commodity Chemicals	2.92%
Construction & Engineering	1.98%
Oil & Gas Equipment & Services	1.81%
Other Industries (each less than 1%)	1.35%

73.12%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.60%)
Electric Utilities (39.92%)
Alliant Energy Corp.	42,900	$1,625,481
American Electric Power Co., Inc.	25,000	1,574,000
Avangrid, Inc.	30,200	1,143,976
Duke Energy Corp.	26,600	2,064,692
Edison International	26,400	1,900,536
Eversource Energy	52,900	2,921,667
Great Plains Energy, Inc.	78,800	2,155,180
NextEra Energy, Inc.	14,200	1,696,332
OGE Energy Corp.	39,700	1,327,965
Pinnacle West Capital Corp.	18,900	1,474,767
PPL Corp.	29,300	997,665
Xcel Energy, Inc.	34,500	1,404,150

		20,286,411

Gas Utilities (5.80%)
National Fuel Gas Co.	40,900	2,316,576
Spire, Inc.	9,800	632,590

		2,949,166

Independent Power Producers & Energy Traders (1.85%)
AES Corp.	80,900	940,058

Integrated Telecommunication Services (6.64%)
AT&T, Inc.	53,600	2,279,608
BCE, Inc.	25,300	1,093,972

		3,373,580

Multi-Utilities (37.42%)
Ameren Corp.	49,000	2,570,540
Black Hills Corp.	14,400	883,296
CenterPoint Energy, Inc.	103,900	2,560,096
CMS Energy Corp.	60,976	2,537,821
Dominion Resources, Inc.	27,800	2,129,202
DTE Energy Co.	27,700	2,728,727
NiSource, Inc.	62,900	1,392,606
Public Service Enterprise Group, Inc.	23,300	1,022,404
SCANA Corp.	9,400	688,832
Sempra Energy	24,900	2,505,936

		19,019,460

Oil & Gas Storage & Transportation (2.19%)
Magellan Midstream Partners L.P.	14,700	1,111,761

Renewable Electricity (3.78%)
8Point3 Energy Partners L.P.	86,475	1,122,446

	Shares or Principal Amount	Value
Renewable Electricity (continued)
Ormat Technologies, Inc.	14,900	$798,938

		1,921,384

Total Common Stocks (Cost $49,376,052)		49,601,820

Total Investments (97.60%) (Cost $49,376,052)		$49,601,820
Other Assets Less Liabilities (2.40%)		1,219,976

Net Assets (100.00%)		$50,821,796

The accompanying notes are an integral part of the schedule of investments.

Sector Composition (December 31, 2016) (Unaudited)

Utilities	88.77%
Telecommunication Services	6.64%
Energy	2.19%

97.60%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Electric Utilities	39.92%
Multi-Utilities	37.42%
Integrated Telecommunication Services	6.64%
Gas Utilities	5.80%
Renewable Electricity	3.78%
Oil & Gas Storage & Transportation	2.19%
Independent Power Producers & Energy Traders	1.85%

97.60%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (84.99%)
Aerospace & Defense (0.96%)
AviChina Industry & Technology Co., Ltd., Class H	460,000	$315,544
Embraer S.A.(a)	18,100	88,813

		404,357

Airlines (0.55%)
Cebu Air, Inc.	124,000	231,852

Apparel, Accessories & Luxury Goods (0.54%)
Shenzhou International Group Holdings, Ltd.	36,000	226,968

Automobile Manufacturers (0.93%)
Dongfeng Motor Group Co., Ltd., Class H	402,000	390,526

Building Products (0.87%)
Dynasty Ceramic PCL	1,000,000	123,895
Sintex Industries, Ltd.	220,402	242,534

		366,429

Cable & Satellite (2.74%)
KT Skylife Co., Ltd.	15,000	214,486
Naspers, Ltd., Class N	6,400	934,347

		1,148,833

Commodity Chemicals (1.05%)
PTT Global Chemical PCL(a)	250,000	438,303

Communications Equipment (1.11%)
Sterlite Technologies, Ltd.	330,000	466,720

Construction & Engineering (2.37%)
China Communications Construction Co., Ltd., Class H	280,000	320,016
China State Construction International Holdings, Ltd.	240,000	357,620
Wilson Bayly Holmes-Ovcon, Ltd.	28,133	315,439

		993,075

Construction Materials (3.73%)
Anhui Conch Cement Co., Ltd., Class H	302,000	817,269
PPC, Ltd.	1,860,000	748,943

		1,566,212

Consumer Electronics (0.60%)
Skyworth Digital Holdings, Ltd.	440,000	249,623

Consumer Finance (0.58%)
Credito Real SAB de CV SOFOM ER	60,000	79,365

	Shares or Principal Amount	Value
Consumer Finance (continued)
Shriram Transport Finance Co., Ltd.	13,000	$163,084

		242,449

Data Processing & Outsourced Services (2.04%)
Cielo S.A.	100,300	857,665

Department Stores (0.41%)
El Puerto de Liverpool SAB de CV, Class 1(a)	24,000	173,143

Diversified Banks (14.76%)
Akbank T.A.S.	370,000	819,053
Bank Negara Indonesia Persero Tbk PT	1,110,000	453,168
Bank of China, Ltd., Class H	610,000	268,965
Bank Pan Indonesia Tbk PT(a)	3,000,000	166,492
BDO Unibank, Inc.	357,000	804,478
China Construction Bank Corp., Class H	720,000	551,398
Credicorp, Ltd.	4,500	710,370
HDFC Bank, Ltd.(a)	28,800	510,627
Mega Financial Holding Co., Ltd.	1,040,000	739,598
Shinhan Financial Group Co., Ltd.	13,300	498,766
Taishin Financial Holding Co., Ltd.	860,000	314,056
Yes Bank, Ltd.	21,000	356,229

		6,193,200

Electric Utilities (1.43%)
Korea Electric Power Corp.	16,500	601,888

Electronic Components (1.99%)
Kingboard Chemical Holdings, Ltd.	125,000	377,510
Samsung SDI Co., Ltd.	5,100	459,119

		836,629

Electronic Equipment & Instruments (2.19%)
SFA Engineering Corp.	17,200	917,817

Electronic Manufacturing Services (0.95%)
AAC Technologies Holdings, Inc.	44,000	398,277

Environmental & Facilities Services (1.62%)
China Everbright International, Ltd.	330,000	372,218
Sunny Friend Environmental Technology Co., Ltd.	88,000	307,196

		679,414

Financial Exchanges & Data (0.41%)
Bolsa Mexicana de Valores SAB de CV	130,000	170,953

Gold (3.62%)
AngloGold Ashanti, Ltd.(a)	34,600	367,581
Gold Fields, Ltd.	111,000	335,689

	Shares or Principal Amount	Value
Gold (continued)
Sibanye Gold, Ltd.	156,000	$280,122
Zijin Mining Group Co., Ltd., Class H	1,680,000	535,741

		1,519,133

Health Care Equipment (1.64%)
Value Added Technologies Co., Ltd.	23,100	689,405

Home Entertainment Software (1.04%)
NCSoft Corp.	1,300	265,923
Neowiz Games Corp.(a)	18,000	168,874

		434,797

Home Furnishings (1.18%)
Hanssem Co., Ltd.	3,000	493,201

Industrial Conglomerates (1.55%)
Alliance Global Group, Inc.	850,000	218,368
Beijing Enterprises Holdings, Ltd.	92,000	433,046

		651,414

Industrial Machinery (0.73%)
Doosan Infracore Co., Ltd.(a)	42,008	305,279

Internet & Direct Marketing Retail (1.20%)
GS Home Shopping, Inc.	3,540	503,181

Internet Software & Services (5.70%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	15,000	1,317,150
Tencent Holdings, Ltd.	34,045	825,493
YY, Inc., ADR(a)	6,300	248,346

		2,390,989

IT Consulting & Other Services (1.27%)
Infosys, Ltd.	36,000	534,332

Movies & Entertainment (1.00%)
Loen Entertainment, Inc.(a)	6,700	420,630

Other Diversified Financial Services (0.30%)
Fubon Financial Holding Co., Ltd.	81,000	127,684

Packaged Foods & Meats (1.00%)
Maeil Dairy Industry Co., Ltd.	12,600	418,524

Paper Products (0.96%)
Lee & Man Paper Manufacturing, Ltd.	520,000	400,965

Personal Products (2.03%)
LG Household & Health Care, Ltd.	1,200	851,390

Pharmaceuticals (1.76%)
Granules India, Ltd.	100,000	158,775

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Hypermarcas S.A.	59,000	$472,482
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,000	108,750

		740,007

Property & Casualty Insurance (2.60%)
Hyundai Marine & Fire Insurance Co., Ltd.	8,000	208,239
KB Insurance Co., Ltd.	14,000	302,843
Samsung Fire & Marine Insurance Co., Ltd.	2,600	577,710

		1,088,792

Real Estate Development (1.57%)
AP Thailand PCL	3,150,000	658,065

Regional Banks (3.51%)
Bank Tabungan Negara Persero Tbk PT	2,200,000	283,168
BNK Financial Group, Inc.	51,000	365,848
DGB Financial Group, Inc.	76,000	614,099
Huishang Bank Corp., Ltd., Class H	415,000	211,114

		1,474,229

Reinsurance (0.47%)
Korean Reinsurance Co.	20,784	196,040

Security & Alarm Services (0.64%)
S-1 Corp.	3,700	268,679

Semiconductor Equipment (2.01%)
Advanced Process Systems Corp.(a)	16,827	414,359
Jusung Engineering Co., Ltd.(a)	50,362	430,134

		844,493

Semiconductors (2.62%)
Malaysian Pacific Industries Bhd	139,000	229,601
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	868,195

		1,097,796

Technology Hardware, Storage & Peripherals (2.36%)
Samsung Electronics Co., Ltd.	666	991,217

Thrifts & Mortgage Finance (0.50%)
LIC Housing Finance, Ltd.	25,500	209,502

Water Utilities (1.00%)
Guangdong Investment, Ltd.	320,000	421,401

	Shares or Principal Amount	Value
Wireless Telecommunication Services (0.90%)
Vodacom Group, Ltd.	34,000	$376,667

Total Common Stocks (Cost $38,255,550)		35,662,145

Short-Term Investments (16.24%)
Time Deposits (16.24%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	6,813,461	6,813,461

Total Short-Term Investments (Cost $6,813,461)		6,813,461

Total Investments (101.23%) (Cost $45,069,011)		$42,475,606
Liabilities Less Other Assets (-1.23%)		(515,002)

Net Assets (100.00%)		$41,960,604

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Country Composition (December 31, 2016) (Unaudited)

South Korea	26.64%
China	14.78%
South Africa	8.00%
India	6.30%
Hong Kong	6.17%
Taiwan	5.61%
Brazil	3.37%
Philippines	2.99%
Thailand	2.91%
Bermuda	2.29%
Indonesia	2.16%
Turkey	1.95%
Mexico	1.01%
Malaysia	0.55%
Israel	0.26%

84.99%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (December 31, 2016) (Unaudited)

Information Technology	23.28%
Financial	23.13%
Materials	9.36%
Industrials	9.29%
Consumer Discretionary	8.60%
Consumer Staples	4.15%
Utilities	2.43%
Health Care	2.28%
Real Estate	1.57%
Telecommunication Services	0.90%

84.99%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Diversified Banks	14.76%
Internet Software & Services	5.70%
Construction Materials	3.73%
Gold	3.62%
Regional Banks	3.51%
Cable & Satellite	2.74%
Semiconductors	2.62%
Property & Casualty Insurance	2.60%
Construction & Engineering	2.37%
Technology Hardware, Storage & Peripherals	2.36%
Electronic Equipment & Instruments	2.19%
Data Processing & Outsourced Services	2.04%
Personal Products	2.03%
Semiconductor Equipment	2.01%
Electronic Components	1.99%
Pharmaceuticals	1.76%
Health Care Equipment	1.64%
Environmental & Facilities Services	1.62%
Real Estate Development	1.57%
Industrial Conglomerates	1.55%
Electric Utilities	1.43%
IT Consulting & Other Services	1.27%
Internet & Direct Marketing Retail	1.20%
Home Furnishings	1.18%
Communications Equipment	1.11%
Commodity Chemicals	1.05%
Home Entertainment Software	1.04%
Water Utilities	1.00%
Packaged Foods & Meats	1.00%
Movies & Entertainment	1.00%
Other Industries (each less than 1%)	11.30%

84.99%

Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (83.83%)
Advertising (1.18%)
REA Group, Ltd.	6,200	$246,389
Stroeer SE & Co. KGaA(a)	7,400	324,357

		570,746

Airlines (1.35%)
easyJet PLC	16,400	202,859
International Consolidated Airlines Group S.A.	37,000	200,481
Japan Airlines Co., Ltd.	8,500	248,036

		651,376

Auto Parts & Equipment (0.44%)
Martinrea International, Inc.(a)	33,000	211,127

Biotechnology (2.71%)
Amgen, Inc.	1,700	248,557
Bavarian Nordic A/S(a)(b)	9,662	339,856
Shire PLC	10,100	576,703
Sirtex Medical, Ltd.	14,000	142,703

		1,307,819

Broadcasting (0.51%)
ProSiebenSat.1 Media AG	6,400	246,349

Building Products (2.88%)
Assa Abloy AB(b)	12,000	222,044
Sintex Industries, Ltd.	194,851	214,417
Tarkett S.A.	18,700	670,708
Tyman PLC	83,054	281,990

		1,389,159

Cable & Satellite (0.48%)
Naspers, Ltd., Class N	1,600	233,587

Commodity Chemicals (0.93%)
PTT Global Chemical PCL(b)	150,000	262,982
Toray Industries, Inc.	23,000	185,737

		448,719

Communications Equipment (0.59%)
Sterlite Technologies, Ltd.	202,000	285,690

Construction & Engineering (2.30%)
China Communications Construction Co., Ltd., Class H	190,000	217,154
China State Construction International Holdings, Ltd.	230,000	342,720
Eiffage S.A.	2,900	201,989
Vinci S.A.	2,900	197,271
Wilson Bayly Holmes-Ovcon, Ltd.	13,613	152,635

		1,111,769

	Shares or Principal Amount	Value
Construction Machinery & Heavy Trucks (0.40%)
KION Group AG	3,500	$194,325

Construction Materials (1.63%)
Anhui Conch Cement Co., Ltd., Class H	152,000	411,340
PPC, Ltd.	930,000	374,472

		785,812

Consumer Electronics (0.28%)
Skyworth Digital Holdings, Ltd.	240,000	136,158

Data Processing & Outsourced Services (2.49%)
Cielo S.A.	41,600	355,721
Paysafe Group PLC(b)	89,000	406,605
Wirecard AG(a)	5,600	240,282
Worldpay Group PLC	60,000	199,206

		1,201,814

Diversified Banks (4.88%)
Akbank T.A.S.	125,000	276,707
Bank Negara Indonesia Persero Tbk PT	580,000	236,791
BDO Unibank, Inc.	143,000	322,242
Credicorp, Ltd.	2,200	347,292
HDFC Bank, Ltd.(b)	14,300	253,540
Mega Financial Holding Co., Ltd.	387,000	275,216
Shinhan Financial Group Co., Ltd.	7,500	281,259
Taishin Financial Holding Co., Ltd.	430,000	157,028
Yes Bank, Ltd.	12,000	203,559

		2,353,634

Diversified Real Estate Activities (0.96%)
Daito Trust Construction Co., Ltd.	2,100	315,709
Patrizia Immobilien AG(b)	8,800	146,044

		461,753

Diversified Support Services (0.30%)
Cape PLC	80,000	144,370

Electric Utilities (1.43%)
Emera, Inc.	6,000	202,838
Enel S.p.A.	66,000	290,116
Korea Electric Power Corp.	5,400	196,981

		689,935

Electronic Components (0.64%)
Laird PLC(b)	25,486	48,056
Samsung SDI Co., Ltd.	2,900	261,068

		309,124

Electronic Equipment & Instruments (2.49%)
Ingenico Group S.A.	8,557	682,727
SFA Engineering Corp.	9,700	517,606

		1,200,333

Electronic Manufacturing Services (0.71%)
AAC Technologies Holdings, Inc.	16,000	144,828
Gooch & Housego PLC(a)	16,014	196,913

		341,741

	Shares or Principal Amount	Value
Environmental & Facilities Services (0.95%)
China Everbright International, Ltd.	260,000	$293,262
Sunny Friend Environmental Technology Co., Ltd.	48,000	167,562

		460,824

Food Retail (1.36%)
Koninklijke Ahold Delhaize N.V.	9,600	202,205
Metro, Inc.	15,200	454,647

		656,852

Gold (4.83%)
AngloGold Ashanti, Ltd.(b)	21,000	223,098
Barrick Gold Corp.	32,600	521,785
Gold Fields, Ltd.	67,500	204,135
Randgold Resources, Ltd.	5,900	453,282
SEMAFO, Inc.(b)	131,000	431,252
Sibanye Gold, Ltd.	95,000	170,587
Zijin Mining Group Co., Ltd., Class H	1,020,000	325,271

		2,329,410

Health Care Equipment (2.40%)
Ambu A/S(b)	4,800	192,439
Fisher & Paykel Healthcare Corp., Ltd.	99,000	585,544
Smith & Nephew PLC	14,700	220,636
Value Added Technologies Co., Ltd.	5,300	158,175

		1,156,794

Home Entertainment Software (0.28%)
NCSoft Corp.	670	137,053

Home Furnishings (0.72%)
Hanssem Co., Ltd.	2,100	345,241

Home Improvement Retail (0.37%)
Hornbach Holding AG & Co. KGaA	2,740	180,830

Hotels, Resorts & Cruise Lines (0.74%)
TUI AG	25,500	356,948

Human Resource & Employment Services (0.38%)
Capita PLC	28,000	183,081

Independent Power Producers & Energy Traders (0.92%)
Electric Power Development Co., Ltd.	19,300	442,965

Industrial Conglomerates (1.82%)
Beijing Enterprises Holdings, Ltd.	38,000	178,866
Seibu Holdings, Inc.	11,000	196,943
Smiths Group PLC	29,000	504,807

		880,616

	Shares or Principal Amount	Value
Industrial Machinery (0.88%)
Doosan Infracore Co., Ltd.(b)	26,000	$188,946
Krones AG	2,600	237,467

		426,413

Integrated Telecommunication Services (1.02%)
BT Group PLC	53,000	239,258
Nippon Telegraph & Telephone Corp.	6,000	252,571

		491,829

Internet & Direct Marketing Retail (1.04%)
GS Home Shopping, Inc.	1,800	255,855
Zalando SE(b)	6,400	243,803

		499,658

Internet Software & Services (1.57%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	5,300	465,393
Tencent Holdings, Ltd.	12,000	290,965

		756,358

IT Consulting & Other Services (1.77%)
CANCOM SE	5,000	237,172
Capgemini S.A.	2,400	202,198
GFT Technologies SE	19,200	413,504

		852,874

Marine (0.68%)
Dfds A/S	7,200	328,272

Movies & Entertainment (0.90%)
Cineworld Group PLC	31,000	215,507
Loen Entertainment, Inc.(b)	3,500	219,732

		435,239

Multi-Utilities (3.65%)
ACEA S.p.A	22,600	274,260
Canadian Utilities, Ltd., Class A	19,800	533,692
Engie S.A.	34,900	444,240
Veolia Environnement S.A.	30,000	509,756

		1,761,948

Other Diversified Financial Services (0.48%)
ORIX Corp.	15,000	233,464

Packaged Foods & Meats (1.34%)
Associated British Foods PLC	11,700	394,783
Maeil Dairy Industry Co., Ltd.	7,600	252,443

		647,226

Paper Products (0.43%)
Lee & Man Paper Manufacturing, Ltd.	270,000	208,193

Personal Products (0.79%)
LG Household & Health Care, Ltd.	535	379,578

Pharmaceuticals (10.83%)
Astellas Pharma, Inc.	36,000	499,441
AstraZeneca PLC	9,500	518,774

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Bayer AG	4,700	$489,662
Granules India, Ltd.	60,000	95,265
Hikma Pharmaceuticals PLC	14,900	347,285
Hypermarcas S.A.	33,000	264,269
Indivior PLC	54,000	196,757
Novartis AG	5,600	407,252
Novo Nordisk A/S, Class B	7,300	261,867
Roche Holding AG	4,000	911,810
Sanofi	10,600	857,171
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	10,400	377,000

		5,226,553

Property & Casualty Insurance (0.32%)
KB Insurance Co., Ltd.	7,200	155,748

Railroads (0.52%)
VTG AG	8,419	251,428

Real Estate Development (0.56%)
AP Thailand PCL	1,300,000	271,582

Real Estate Operating Companies (0.35%)
Aeon Mall Co., Ltd.	12,100	170,039

Regional Banks (1.27%)
Bank Tabungan Negara Persero Tbk PT	1,100,000	141,584
BNK Financial Group, Inc.	32,000	229,551
DGB Financial Group, Inc.	30,000	242,408

		613,543

Retail REITs (2.12%)
Klepierre, REIT	14,300	561,111
Wereldhave N.V., REIT	10,300	463,293

		1,024,404

Security & Alarm Services (1.00%)
S-1 Corp.	2,200	159,755
Sohgo Security Services Co., Ltd.	8,400	322,423

		482,178

Semiconductor Equipment (0.88%)
Advanced Process Systems Corp.(b)	8,344	205,468
Jusung Engineering Co., Ltd.(b)	25,745	219,884

		425,352

Semiconductors (2.79%)
Malaysian Pacific Industries Bhd	73,000	120,582
NXP Semiconductors N.V.(b)	10,000	980,100
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	246,455

		1,347,137

Specialty Stores (0.58%)
WH Smith PLC	14,600	279,748

	Shares or Principal Amount	Value
Tobacco (0.96%)
British American Tobacco PLC	8,200	$464,739

Water Utilities (1.62%)
Guangdong Investment, Ltd.	190,000	250,206
Pennon Group PLC	52,000	529,242

		779,448

Wireless Telecommunication Services (1.13%)
NTT DOCOMO, Inc.	7,800	177,413
SoftBank Group Corp.	2,900	191,905
Vodacom Group, Ltd.	16,000	177,255

		546,573

Total Common Stocks (Cost $44,903,884)		40,465,478

Preferred Stocks (0.16%)
Building Products (0.16%)
Villeroy & Boch AG	5,000	76,817

Total Preferred Stocks (Cost $78,261)		76,817

Collateral for Securities on Loan (2.20%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	1,065,043	1,065,043

Total Collateral for Securities on Loan (Cost $1,065,043)		1,065,043

Short-Term Investments (17.06%)
Time Deposits (17.06%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	8,233,881	8,233,881

Total Short-Term Investments (Cost $8,233,881)		8,233,881

Total Investments (103.25%) (Cost $54,281,069)		$49,841,219
Liabilities Less Other Assets (-3.25%)		(1,570,009)

Net Assets (100.00%)		$48,271,210

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2016.
(b)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Country Composition (December 31, 2016) (Unaudited)

United Kingdom	10.84%
South Korea	9.12%
France	8.98%
Germany	7.53%
Japan	6.70%
Canada	4.87%
China	3.85%
Netherlands	3.41%
South Africa	3.17%
Switzerland	2.73%
Hong Kong	2.64%
Denmark	2.32%
India	2.19%
Ireland	2.03%
Taiwan	1.75%
Brazil	1.29%
New Zealand	1.21%
Italy	1.17%
Thailand	1.11%
Bermuda	1.00%
Jersey	0.94%
Australia	0.81%
Israel	0.78%
Indonesia	0.78%
Philippines	0.67%
Turkey	0.57%
United States	0.52%
Sweden	0.46%
Singapore	0.30%
Malaysia	0.25%

83.99%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (December 31, 2016) (Unaudited)

Health Care	15.39%
Information Technology	14.21%
Industrials	13.62%
Financial	7.91%
Materials	7.82%
Utilities	7.62%
Consumer Discretionary	7.24%
Consumer Staples	5.00%
Real Estate	3.03%
Telecommunication Services	2.15%

83.99%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Pharmaceuticals	10.83%
Diversified Banks	4.88%
Gold	4.83%
Multi-Utilities	3.65%
Building Products	3.04%
Semiconductors	2.79%
Biotechnology	2.71%
Electronic Equipment & Instruments	2.49%
Data Processing & Outsourced Services	2.49%
Health Care Equipment	2.40%
Construction & Engineering	2.30%
Retail REITs	2.12%
Industrial Conglomerates	1.82%
IT Consulting & Other Services	1.77%
Construction Materials	1.63%
Water Utilities	1.62%
Internet Software & Services	1.57%
Electric Utilities	1.43%
Food Retail	1.36%
Airlines	1.35%
Packaged Foods & Meats	1.34%
Regional Banks	1.27%
Advertising	1.18%
Wireless Telecommunication Services	1.13%
Internet & Direct Marketing Retail	1.04%
Integrated Telecommunication Services	1.02%
Security & Alarm Services	1.00%
Other Industries (each less than 1%)	18.93%

83.99%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (58.47%)
Consumer Discretionary (2.46%)
DR Horton, Inc.
4.38%, 09/15/22	$1,000,000	$1,017,500
Macy’s Retail Holdings, Inc.
4.38%, 09/01/23	1,000,000	1,027,177

		2,044,677

Consumer Staples (11.47%)
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	650,000	641,875
CVS Health Corp.
4.75%, 12/01/22	2,500,000	2,711,932
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	561,000	604,874
Molson Coors Brewing Co.
3.00%, 07/15/26	1,300,000	1,227,074
Rite Aid Corp.
6.13%, 04/01/23(a)	2,000,000	2,150,000
WhiteWave Foods Co.
5.38%, 10/01/22	2,000,000	2,190,000

		9,525,755

Financial (26.56%)
Aircastle, Ltd.
5.00%, 04/01/23	1,895,000	1,932,900
American Equity Investment Life Holding Co.
6.63%, 07/15/21	500,000	521,250
Berkshire Hathaway, Inc.
2.75%, 03/15/23	500,000	497,608
Citizens Financial Group, Inc.
4.02%, 10/01/24	1,500,000	1,437,290
Credit Acceptance Corp.
6.13%, 02/15/21	1,000,000	1,010,000
E*TRADE Financial Corp.
5.38%, 11/15/22	500,000	529,013
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,150,000
Howard Hughes Corp.
6.88%, 10/01/21(a)	2,750,000	2,897,950
Infinity Property & Casualty Corp.
5.00%, 09/19/22	640,000	651,669
International Lease Finance Corp.
5.88%, 08/15/22	1,500,000	1,627,500
8.25%, 12/15/20	1,113,000	1,296,645

	Shares or Principal Amount	Value
Financial (continued)
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a)	$1,135,000	$1,373,125
MetLife Capital Trust IV
7.88%, 12/15/37(a)	1,000,000	1,205,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	765,000	790,819
Prudential Financial, Inc.
8.88%, 06/15/38(b)	1,000,000	1,080,000
Radian Group, Inc.
5.50%, 06/01/19	750,000	783,750
SouthTrust Bank
6.13%, 01/09/28	750,000	866,637
USB Realty Corp.
2.03%, 01/15/17(a)(b)	1,600,000	1,408,000

		22,059,656

Health Care (5.48%)
HCA Holdings, Inc.
5.25%, 04/15/25	2,500,000	2,609,375
St. Jude Medical, Inc.
3.88%, 09/15/25	1,935,000	1,946,893

		4,556,268

Industrials (9.31%)
General Electric Co., Series D
5.00%, 01/21/21(b)	1,000,000	1,037,700
Ingersoll-Rand Co.
6.39%, 11/15/27	1,260,000	1,488,754
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	1,250,000	1,300,000
Park-Ohio Industries, Inc.
8.13%, 04/01/21	1,000,000	1,032,500
Spirit AeroSystems, Inc.
5.25%, 03/15/22	2,750,000	2,872,999

		7,731,953

Information Technology (1.91%)
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	1,515,000	1,586,962

Telecommunication Services (1.28%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	1,000,000	1,060,000

Total Corporate Bonds (Cost $49,094,662)		48,565,271

	Shares or Principal Amount	Value
Convertible Corporate Bonds (4.71%)
Telecommunication Services (4.71%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	$3,750,000	$3,909,375

Total Convertible Corporate Bonds (Cost $3,869,256)		3,909,375

U.S. Treasury Obligations (1.11%)
U.S. Treasury Note
1.50%, 08/15/26	1,000,000	918,240
Total U.S. Treasury Obligations (Cost $985,030)		918,240

Collateralized Mortgage Obligations (10.70%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2013-J1, Class B3
3.54%, 02/25/38(a)(b)(c)	476,113	466,817
Green Tree, Inc.,
Series 2008-HE1, Class A
9.50%, 03/25/38(a)(b)(c)	382,033	401,312
MASTR Seasoned Securitization Trust, Inc.,
Series 2005-1, Class 1A1
6.49%, 09/25/32(b)	962,544	1,040,012
Mill City Mortgage Trust,
Series 2015-1, Class M3
3.21%, 10/25/32(a)(b)(c)	800,000	730,325
New Residential Mortgage Loan Trust,
Series 2016-1A, Class B3
5.55%, 03/25/56(a)(b)(c)	484,419	484,135
Sequoia Mortgage Trust, Inc.,
Series 2013-12, Class B3
4.23%, 12/25/43(a)(b)(c)	751,680	761,693
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5
3.50%, 06/25/29(a)(b)(c)	2,500,000	2,303,115
Towd Point Mortgage Trust, Inc.,
Series 2015-4, Class M2
3.75%, 01/25/27(a)(b)(c)	2,000,000	1,894,057
Towd Point Mortgage Trust, Inc.,
Series 2015-6, Class M2
3.75%, 02/25/28(a)(b)(c)	300,000	281,472

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3
6.89%, 02/25/24(a)(b)(c)	$500,000	$526,563

Total Collateralized Mortgage Obligations (Cost $9,230,777)		8,889,501

Preferred Stocks (7.64%)
Consumer Finance (2.04%)
Discover Financial Services, Series B	65,949	1,693,570

Diversified Banks (1.10%)
GMAC Capital Trust I, Series 2(b)	35,917	912,292

Life & Health Insurance (1.11%)
Protective Life Corp.	36,148	918,521

Office REITs (2.00%)
Gramercy Property Trust, Inc., Series A(c)	63,247	1,663,396

Reinsurance (1.39%)
Maiden Holdings North America, Ltd.(d)	43,030	1,155,786

Total Preferred Stocks (Cost $6,271,137)		6,343,565

Closed-End Mutual Funds (9.35%)
BlackRock Defined Opportunity Credit Trust	49,962	689,475
BlackRock Enhanced Government Fund, Inc.	22,925	302,610
BlackRock Income Trust, Inc.(d)	62,391	394,935
Deutsche Global High Income Fund, Inc.	75,054	620,772
Deutsche Multi-Market Income Trust	182,344	1,553,571
Deutsche Strategic Income Trust	3,808	45,277
Eaton Vance High Income 2021 Target Term Trust	1,223	12,132
First Trust Aberdeen Global Opportunity Income Fund(d)	52,393	584,706
First Trust Mortgage Income Fund	23,794	334,544
Franklin Limited Duration Income Trust(d)	44,800	539,392
Morgan Stanley Income Securities, Inc.	88,013	1,578,953

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Pacholder High Yield Fund, Inc.	154,306	$1,111,003

Total Closed-End Mutual Funds (Cost $7,623,140)		7,767,370

Collateral for Securities on Loan (0.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	109,500	109,500

Total Collateral for Securities on Loan (Cost $109,500)		109,500

Short-Term Investments (7.57%)
Time Deposits (7.57%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	6,290,352	6,290,352

Total Short-Term Investments (Cost $6,290,352)		6,290,352

Total Investments (99.68%) (Cost $83,473,854)		$82,793,174
Other Assets Less Liabilities (0.32%)		265,892

Net Assets (100.00%)		$83,059,066

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, these securities had a total aggregate market value of $23,891,007, representing 28.76% of net assets.
(b)	Floating Rate Security. Rate disclosed is as of December 31, 2016.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2016 was $10,812,885, which represent 13.02% of the Fund’s net assets.
(d)	All or a portion of the security was on loan as of December 31, 2016.

REIT - Real Estate Investment Trust

Credit Diversification (December 31, 2016) (Unaudited)

A-*	1.25%
A3	2.94%
Aa2	0.60%
Aa3	1.04%
Aaa	1.11%
B-*	1.24%
B1	10.12%
B2	2.05%
B3	2.59%
Ba1	7.43%
Ba2	2.59%
Ba3	4.43%
Baa1	3.85%
Baa2	11.29%
Baa3	10.54%
BBB*	2.29%
BBB-*	0.63%
Caa1	1.57%
NR	7.43%

74.99%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and convertible corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON Equity Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (3.61%)
Consumer Staples (0.73%)
WhiteWave Foods Co.
5.38%, 10/01/22	$500,000	$547,500

Financial (1.75%)
E*TRADE Financial Corp.
5.38%, 11/15/22	200,000	211,605
Howard Hughes Corp.
6.88%, 10/01/21(a)	500,000	526,900
Ironshore Holdings U.S., Inc.
8.50%, 05/15/20(a)	500,000	580,637

		1,319,142

Industrials (0.79%)
Spirit AeroSystems, Inc.
5.25%, 03/15/22	566,000	591,315

Materials (0.34%)
Westlake Chemical Corp.
4.88%, 05/15/23(a)	250,000	259,375

Total Corporate Bonds (Cost $2,707,857)		2,717,332

Convertible Corporate Bonds (0.49%)
Telecommunication Services (0.49%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	350,000	364,875

Total Convertible Corporate Bonds (Cost $359,586)		364,875

Collateralized Mortgage Obligations (1.09%)
Green Tree, Inc.,
Series 2008-HE1, Class A
9.50%, 03/25/38(a)(b)(c)	152,813	160,525
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5
3.50%, 06/25/29(a)(b)(c)	500,000	460,623

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust, Inc.,
Series 2015-3, Class M2
4.00%, 09/25/27(a)(b)(c)	$200,000	$197,477

Total Collateralized Mortgage Obligations (Cost $857,205)		818,625

Common Stocks (80.29%)
Aerospace & Defense (1.70%)
Boeing Co.	8,200	1,276,576

Apparel Retail (1.63%)
Buckle, Inc.	53,800	1,226,640

Asset Management & Custody Banks (1.48%)
Legg Mason, Inc.	37,200	1,112,652

Auto Parts & Equipment (1.32%)
Magna International, Inc.	22,900	993,860

Automobile Manufacturers (0.92%)
Ford Motor Co.	57,000	691,410

Biotechnology (2.38%)
AbbVie, Inc.	18,100	1,133,422
Amgen, Inc.	4,500	657,945

		1,791,367

Communications Equipment (1.68%)
Motorola Solutions, Inc.	15,200	1,259,928

Consumer Finance (0.92%)
American Express Co.	9,300	688,944

Data Processing & Outsourced Services (2.55%)
Automatic Data Processing, Inc.	10,800	1,110,024
Broadridge Financial Solutions, Inc.	12,200	808,860

		1,918,884

Diversified Banks (0.68%)
U.S. Bancorp	10,000	513,700

Drug Retail (1.21%)
CVS Health Corp.	11,500	907,465

Electric Utilities (3.57%)
American Electric Power Co., Inc.	10,400	654,784
Eversource Energy	9,900	546,777
Great Plains Energy, Inc.	29,000	793,150

	Shares or Principal Amount	Value
Electric Utilities (continued)
NextEra Energy, Inc.	5,800	$692,868

		2,687,579

Electronic Manufacturing Services (1.38%)
TE Connectivity, Ltd.	15,000	1,039,200

Fertilizers & Agricultural Chemicals (1.59%)
Agrium, Inc.	11,900	1,196,545

Gas Utilities (1.84%)
National Fuel Gas Co.	24,400	1,382,016

Health Care Distributors (0.86%)
Patterson Cos., Inc.(d)	15,800	648,274

Home Improvement Retail (1.71%)
Home Depot, Inc.	9,600	1,287,168

Homebuilding (0.91%)
MDC Holdings, Inc.	26,775	687,047

Homefurnishing Retail (1.05%)
Williams-Sonoma, Inc.	16,300	788,757

Hotels, Resorts & Cruise Lines (2.29%)
Royal Caribbean Cruises, Ltd.	8,100	664,524
Wyndham Worldwide Corp.	13,800	1,053,906

		1,718,430

Household Appliances (1.60%)
Whirlpool Corp.	6,600	1,199,682

Housewares & Specialties (1.34%)
Tupperware Brands Corp.	19,100	1,005,042

Integrated Telecommunication Services (2.49%)
AT&T, Inc.	29,500	1,254,635
BCE, Inc.	14,200	614,008

		1,868,643

Investment Banking & Brokerage (0.96%)
BGC Partners, Inc., Class A	70,400	720,192

IT Consulting & Other Services (1.15%)
Infosys, Ltd., Sponsored ADR	58,500	867,555

Managed Health Care (1.20%)
Anthem, Inc.	6,300	905,751

Movies & Entertainment (0.80%)
Regal Entertainment Group, Class A	29,100	599,460

	Shares or Principal Amount	Value
Multi-line Insurance (1.88%)
Hartford Financial Services Group, Inc.	29,700	$1,415,205

Multi-Utilities (3.99%)
Ameren Corp.	17,200	902,312
Dominion Resources, Inc.	8,700	666,333
DTE Energy Co.	14,500	1,428,395

		2,997,040

Oil & Gas Refining & Marketing (1.18%)
Tesoro Corp.	10,100	883,245

Oil & Gas Storage & Transportation (1.72%)
Ship Finance International, Ltd.(d)	87,300	1,296,405

Packaged Foods & Meats (2.56%)
B&G Foods, Inc.	23,800	1,042,440
Tyson Foods, Inc., Class A	14,300	882,024

		1,924,464

Pharmaceuticals (3.04%)
Bristol-Myers Squibb Co.	15,700	917,508
Pfizer, Inc.	42,200	1,370,656

		2,288,164

Property & Casualty Insurance (4.98%)
AmTrust Financial Services, Inc.	38,800	1,062,344
Chubb, Ltd.	7,700	1,017,324
Stewart Information Services Corp.	20,800	958,464
XL Group PLC	18,900	704,214

		3,742,346

Railroads (0.94%)
Union Pacific Corp.	6,800	705,024

Regional Banks (2.06%)
Fifth Third Bancorp	57,500	1,550,775

Renewable Electricity (1.02%)
8Point3 Energy Partners L.P.	59,189	768,273

Retail REITs (2.78%)
Macerich Co., REIT	17,500	1,239,700
Simon Property Group, Inc., REIT	4,800	852,816

		2,092,516

Semiconductor Equipment (1.38%)
Teradyne, Inc.	40,900	1,038,860

Semiconductors (3.77%)
Cypress Semiconductor Corp.	121,500	1,389,960
Intel Corp.	39,800	1,443,546

		2,833,506

	Shares or Principal Amount	Value
Soft Drinks (0.99%)
Dr. Pepper Snapple Group, Inc.	8,200	$743,494

Technology Hardware, Storage & Peripherals (2.19%)
Apple, Inc.	14,200	1,644,644

Thrifts & Mortgage Finance (3.35%)
Dime Community Bancshares, Inc.	74,700	1,501,470
New York Community Bancorp, Inc.	64,100	1,019,831

		2,521,301

Tobacco (1.25%)
Philip Morris International, Inc.	10,300	942,347

Total Common Stocks (Cost $57,450,772)		60,370,376

Preferred Stocks (2.99%)
Consumer Finance (1.15%)
Discover Financial Services, Series B	33,615	863,233

Diversified Banks (0.36%)
GMAC Capital Trust I, Series 2(b)	10,657	270,688

Life & Health Insurance (0.18%)
Protective Life Corp.	5,314	135,029

Office REIT’s (0.81%)
Gramercy Property Trust, Inc., Series A(c)	23,105	607,661

Reinsurance (0.49%)
Maiden Holdings North America, Ltd.	13,729	368,761

Total Preferred Stocks (Cost $2,230,937)		2,245,372

Convertible Preferred Stocks (0.63%)
Diversified Banks (0.63%)
Wells Fargo & Co., Series L	400	476,000

Total Convertible Preferred Stocks (Cost $490,411)		476,000

Closed-End Mutual Funds (5.84%)
BlackRock Defined Opportunity Credit Trust	11,968	165,158

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
BlackRock Enhanced Government Fund, Inc.	14,551	$192,073
BlackRock Income Trust, Inc.	57,147	361,740
Deutsche Global High Income Fund, Inc.	46,055	380,921
Deutsche Multi-Market Income Trust	67,583	575,807
Deutsche Strategic Income Trust	16,113	191,584
Eaton Vance High Income 2021 Target Term Trust	39,940	396,205
First Trust Aberdeen Global Opportunity Income Fund	27,657	308,652
Franklin Limited Duration Income Trust	29,970	360,839
Morgan Stanley Income Securities, Inc.	34,440	617,854
Pacholder High Yield Fund, Inc.	44,816	322,675
Wells Fargo Multi-Sector Income Fund	40,402	518,358

Total Closed-End Mutual Funds (Cost $4,304,442)		4,391,866

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.03%)
Financial Select Sector SPDR Fund
01/20/17, 22	1,600	14,400
S&P 500 Index
01/20/17, 1,800	360	9,000

		23,400

Total Put Options Purchased (Cost $405,109)		23,400

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	1,624,419	1,624,419

Total Collateral for Securities on Loan (Cost $1,624,419)		1,624,419

	Shares or Principal Amount	Value
Short-Term Investments (3.12%)
Time Deposits (3.12%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	2,342,910	$2,342,910

Total Short-Term Investments (Cost $2,342,910)		2,342,910

Total Investments (100.25%) (Cost $72,773,648)		$75,375,175
Liabilities Less Other Assets (-0.25%)		(188,050)

Net Assets (100.00%)		$75,187,125

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, these securities had a total aggregate market value of $2,550,412, representing 3.39% of net assets.
(b)	Floating Rate Security. Rate disclosed is as of December 31, 2016.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2016 was $1,426,286, which represent 1.90% of the Fund’s net assets.
(d)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Sector Composition (December 31, 2016) (Unaudited)

Financial	19.12%
Information Technology	14.10%
Consumer Discretionary	13.57%
Utilities	10.42%
Health Care	7.48%
Consumer Staples	6.01%
Real Estate	3.59%
Energy	2.90%
Industrials	2.64%
Telecommunication Services	2.49%
Materials	1.59%

83.91%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Property & Casualty Insurance	4.98%
Multi-Utilities	3.99%
Semiconductors	3.77%
Electric Utilities	3.57%
Thrifts & Mortgage Finance	3.35%
Pharmaceuticals	3.04%
Retail REITs	2.78%
Packaged Foods & Meats	2.56%
Data Processing & Outsourced Services	2.55%
Integrated Telecommunication Services	2.49%
Biotechnology	2.38%
Hotels, Resorts & Cruise Lines	2.29%
Technology Hardware, Storage & Peripherals	2.19%
Consumer Finance	2.07%
Regional Banks	2.06%
Multi-line Insurance	1.88%
Gas Utilities	1.84%
Oil & Gas Storage & Transportation	1.72%
Home Improvement Retail	1.71%
Aerospace & Defense	1.70%
Communications Equipment	1.68%
Diversified Banks	1.67%
Apparel Retail	1.63%
Household Appliances	1.60%
Fertilizers & Agricultural Chemicals	1.59%
Asset Management & Custody Banks	1.48%
Semiconductor Equipment	1.38%
Electronic Manufacturing Services	1.38%
Housewares & Specialties	1.34%
Auto Parts & Equipment	1.32%
Tobacco	1.25%
Drug Retail	1.21%
Managed Health Care	1.20%
Oil & Gas Refining & Marketing	1.18%
IT Consulting & Other Services	1.15%
Homefurnishing Retail	1.05%
Renewable Electricity	1.02%
Other Industries (each less than 1%)	7.86%

83.91%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

ICON Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.52%)
Application Software (3.03%)
Adobe Systems, Inc.(a)	14,000	$1,441,300

Asset Management & Custody Banks (1.59%)
Janus Capital Group, Inc.	56,900	755,063

Auto Parts & Equipment (2.17%)
Magna International, Inc.	23,800	1,032,920

Automobile Manufacturers (3.39%)
Thor Industries, Inc.	16,100	1,610,805

Biotechnology (6.30%)
Celgene Corp.(a)	20,400	2,361,300
Vertex Pharmaceuticals, Inc.(a)	8,600	633,562

		2,994,862

Building Products (3.10%)
Masco Corp.	46,600	1,473,492

Construction Materials (4.99%)
Martin Marietta Materials, Inc.	10,700	2,370,371

Data Processing & Outsourced Services (1.69%)
Total System Services, Inc.	16,400	804,092

Diversified Banks (8.47%)
Bank of America Corp.	182,000	4,022,200

Home Improvement Retail (5.33%)
Home Depot, Inc.	18,900	2,534,112

Homebuilding (3.00%)
PulteGroup, Inc.	77,500	1,424,450

Hotels, Resorts & Cruise Lines (3.99%)
Royal Caribbean Cruises, Ltd.	5,700	467,628
Wyndham Worldwide Corp.	18,700	1,428,119

		1,895,747

Household Appliances (3.29%)
Whirlpool Corp.	8,600	1,563,222

Internet & Direct Marketing Retail (0.95%)
Amazon.com, Inc.(a)	600	449,922

Internet Software & Services (3.02%)
CoStar Group, Inc.(a)	3,900	735,111

	Shares or Principal Amount	Value
Internet Software & Services (continued)
Facebook, Inc., Class A(a)	6,100	$701,805

		1,436,916

Life & Health Insurance (2.70%)
CNO Financial Group, Inc.	67,100	1,284,965

Movies & Entertainment (1.40%)
Twenty-First Century Fox, Inc., Class A	23,800	667,352

Multi-line Insurance (2.24%)
American International Group, Inc.	16,300	1,064,553

Paper Packaging (2.23%)
Avery Dennison Corp.	15,100	1,060,322

Pharmaceuticals (3.51%)
Jazz Pharmaceuticals PLC(a)	15,300	1,668,159

Real Estate Services (2.04%)
CBRE Group, Inc., Class A(a)	30,700	966,743

Regional Banks (15.00%)
Fifth Third Bancorp	92,300	2,489,331
Signature Bank(a)	18,300	2,748,660
SVB Financial Group(a)	11,000	1,888,260

		7,126,251

Semiconductor Equipment (1.52%)
Applied Materials, Inc.	22,300	719,621

Semiconductors (12.57%)
Broadcom, Ltd.	5,500	972,235
NXP Semiconductors N.V.(a)	17,600	1,724,976
Qorvo, Inc.(a)	20,300	1,070,419
Skyworks Solutions, Inc.	29,500	2,202,470

		5,970,100

Total Common Stocks (Cost $40,716,672)		46,337,540

	Shares or Principal Amount	Value
Short-Term Investments (2.92%)
Time Deposits (2.92%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	1,387,130	$1,387,130

Total Short-Term Investments (Cost $1,387,130)		1,387,130

Total Investments (100.44%) (Cost $42,103,802)		$47,724,670
Liabilities Less Other Assets (-0.44%)		(209,453)

Net Assets (100.00%)		$47,515,217

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2016) (Unaudited)

Financial	30.00%
Consumer Discretionary	23.52%
Information Technology	21.83%
Health Care	9.81%
Materials	7.22%
Industrials	3.10%
Real Estate	2.04%

97.52%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Regional Banks	15.00%
Semiconductors	12.57%
Diversified Banks	8.47%
Biotechnology	6.30%
Home Improvement Retail	5.33%
Construction Materials	4.99%
Hotels, Resorts & Cruise Lines	3.99%
Pharmaceuticals	3.51%
Automobile Manufacturers	3.39%
Household Appliances	3.29%
Building Products	3.10%
Application Software	3.03%
Internet Software & Services	3.02%
Homebuilding	3.00%
Life & Health Insurance	2.70%
Multi-line Insurance	2.24%
Paper Packaging	2.23%
Auto Parts & Equipment	2.17%
Real Estate Services	2.04%
Data Processing & Outsourced Services	1.69%
Asset Management & Custody Banks	1.59%
Semiconductor Equipment	1.52%
Movies & Entertainment	1.40%
Other Industries (each less than 1%)	0.95%

97.52%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (101.11%)
Application Software (2.52%)
Adobe Systems, Inc.(a)	4,200	$432,390

Asset Management & Custody Banks (0.53%)
Janus Capital Group, Inc.	6,800	90,236

Auto Parts & Equipment (1.50%)
Magna International, Inc.	5,900	256,060

Automobile Manufacturers (3.80%)
Thor Industries, Inc.	6,500	650,325

Biotechnology (6.79%)
Celgene Corp.(a)	7,300	844,975
Vertex Pharmaceuticals, Inc.(a)	4,300	316,781

		1,161,756

Building Products (3.34%)
Masco Corp.	18,100	572,322

Construction Materials (4.79%)
Martin Marietta Materials, Inc.	3,700	819,661

Data Processing & Outsourced Services (7.06%)
MasterCard, Inc., Class A	8,000	826,000
Total System Services, Inc.	7,800	382,434

		1,208,434

Diversified Banks (9.13%)
Bank of America Corp.	70,700	1,562,470

Home Improvement Retail (2.58%)
Home Depot, Inc.	3,300	442,464

Homebuilding (3.79%)
PulteGroup, Inc.	35,300	648,814

Hotels, Resorts & Cruise Lines (6.44%)
Royal Caribbean Cruises, Ltd.	3,100	254,324
Wyndham Worldwide Corp.	11,100	847,707

		1,102,031

Household Appliances (4.03%)
Whirlpool Corp.	3,800	690,726

Insurance Brokers (3.03%)
Arthur J Gallagher & Co.	10,000	519,600

	Shares or Principal Amount	Value
Internet Software & Services (0.77%)
CoStar Group, Inc.(a)	700	$131,943

Life & Health Insurance (0.80%)
CNO Financial Group, Inc.	7,200	137,880

Multi-line Insurance (2.06%)
American International Group, Inc.	5,400	352,674

Pharmaceuticals (4.14%)
Jazz Pharmaceuticals PLC(a)	6,500	708,695

Real Estate Services (1.12%)
CBRE Group, Inc., Class A(a)	6,100	192,089

Regional Banks (20.79%)
Fifth Third Bancorp	29,400	792,918
First Commonwealth Financial Corp.	25,000	354,500
Signature Bank(a)	9,200	1,381,840
SVB Financial Group(a)	6,000	1,029,960

		3,559,218

Semiconductor Equipment (1.41%)
Applied Materials, Inc.	7,500	242,025

Semiconductors (10.69%)
Broadcom, Ltd.	900	159,093
NXP Semiconductors N.V.(a)	5,200	509,652
Qorvo, Inc.(a)	6,300	332,199
Skyworks Solutions, Inc.	11,100	828,726

		1,829,670

Total Common Stocks (Cost $14,881,134)		17,311,483

Total Investments (101.11%) (Cost $14,881,134)		$17,311,483
Liabilities Less Other Assets (-1.11%)		(190,501)

Net Assets (100.00%)		$17,120,982

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2016) (Unaudited)

Financial	36.34%
Information Technology	22.45%
Consumer Discretionary	22.14%
Health Care	10.93%
Materials	4.79%
Industrials	3.34%
Real Estate	1.12%

101.11%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Regional Banks	20.79%
Semiconductors	10.69%
Diversified Banks	9.13%
Data Processing & Outsourced Services	7.06%
Biotechnology	6.79%
Hotels, Resorts & Cruise Lines	6.44%
Construction Materials	4.79%
Pharmaceuticals	4.14%
Household Appliances	4.03%
Automobile Manufacturers	3.80%
Homebuilding	3.79%
Building Products	3.34%
Insurance Brokers	3.03%
Home Improvement Retail	2.58%
Application Software	2.52%
Multi-line Insurance	2.06%
Auto Parts & Equipment	1.50%
Semiconductor Equipment	1.41%
Real Estate Services	1.12%
Other Industries (each less than 1%)	2.10%

101.11%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.36%)
Aerospace & Defense (1.93%)
Hexcel Corp.	6,255	$321,757

Auto Parts & Equipment (8.95%)
Modine Manufacturing Co.(a)	57,948	863,425
Tower International, Inc.	22,000	623,700

		1,487,125

Automobile Manufacturers (5.26%)
Thor Industries, Inc.	5,601	560,380
Winnebago Industries, Inc.	9,900	313,335

		873,715

Biotechnology (2.18%)
Ligand Pharmaceuticals, Inc.(a)	3,575	363,256

Building Products (7.29%)
Armstrong World Industries, Inc.(a)	3,900	163,020
Builders FirstSource, Inc.(a)	43,500	477,195
PGT, Inc.(a)	49,900	571,355

		1,211,570

Communications Equipment (7.99%)
ARRIS International PLC(a)	5,700	171,741
CalAmp Corp.(a)	31,800	461,100
Finisar Corp.(a)	23,000	696,210

		1,329,051

Electronic Equipment & Instruments (2.31%)
Coherent, Inc.(a)	2,794	383,854

Electronic Manufacturing Services (5.87%)
Fabrinet(a)	12,200	491,660
IPG Photonics Corp.(a)	4,900	483,679

		975,339

Health Care Equipment (0.62%)
LivaNova PLC(a)	2,300	103,431

Health Care Facilities (1.95%)
Acadia Healthcare Co., Inc.(a)	9,800	324,380

Heavy Electrical Equipment (1.04%)
AZZ, Inc.	2,700	172,530

Home Furnishings (2.52%)
La-Z-Boy, Inc.	13,500	419,175

Homebuilding (6.42%)
KB Home	35,000	553,350

	Shares or Principal Amount	Value
Homebuilding (continued)
M/I Homes, Inc.(a)	20,400	$513,672

		1,067,022

Internet & Direct Marketing Retail (2.65%)
Nutrisystem, Inc.	12,700	440,055

Internet Software & Services (3.01%)
j2 Global, Inc.	6,114	500,125

Leisure Products (3.77%)
Brunswick Corp.	11,500	627,210

Life & Health Insurance (2.20%)
CNO Financial Group, Inc.	19,100	365,765

Multi-line Insurance (1.60%)
Horace Mann Educators Corp.	6,207	265,660

Paper Packaging (1.56%)
Avery Dennison Corp.	3,700	259,814

Pharmaceuticals (3.68%)
Impax Laboratories, Inc.(a)	21,100	279,575
Sucampo Pharmaceuticals, Inc., Class A(a)	24,521	332,259

		611,834

Regional Banks (8.71%)
Bank of the Ozarks, Inc.	5,600	294,504
First Commonwealth Financial Corp.	40,000	567,200
Webster Financial Corp.	10,800	586,224

		1,447,928

Semiconductor Equipment (7.30%)
Advanced Energy Industries, Inc.(a)	5,200	284,700
Photronics, Inc.(a)	30,700	346,910
Teradyne, Inc.	22,909	581,889

		1,213,499

Semiconductors (7.47%)
Cypress Semiconductor Corp.	19,400	221,936
MACOM Technology Solutions Holdings, Inc.(a)	10,594	490,290
Microsemi Corp.(a)	9,800	528,906

		1,241,132

Specialty Chemicals (0.99%)
Kraton Corp.(a)	5,800	165,184

	Shares or Principal Amount	Value
Thrifts & Mortgage Finance (3.09%)
BofI Holding, Inc.(a)	18,000	$513,900

Total Common Stocks (Cost $14,279,313)		16,684,311

Total Investments (100.36%) (Cost $14,279,313)		$16,684,311
Liabilities Less Other Assets (-0.36%)		(60,297)

Net Assets (100.00%)		$16,624,014

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2016) (Unaudited)

Information Technology	33.95%
Consumer Discretionary	29.57%
Financial	15.60%
Industrials	10.26%
Health Care	8.43%
Materials	2.55%

100.36%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Auto Parts & Equipment	8.95%
Regional Banks	8.71%
Communications Equipment	7.99%
Semiconductors	7.47%
Semiconductor Equipment	7.30%
Building Products	7.29%
Homebuilding	6.42%
Electronic Manufacturing Services	5.87%
Automobile Manufacturers	5.26%
Leisure Products	3.77%
Pharmaceuticals	3.68%
Thrifts & Mortgage Finance	3.09%
Internet Software & Services	3.01%
Internet & Direct Marketing Retail	2.65%
Home Furnishings	2.52%
Electronic Equipment & Instruments	2.31%
Life & Health Insurance	2.20%
Biotechnology	2.18%
Health Care Facilities	1.95%
Aerospace & Defense	1.93%
Multi-line Insurance	1.60%
Paper Packaging	1.56%
Heavy Electrical Equipment	1.04%
Other Industries (each less than 1%)	1.61%

100.36%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Schedule of Investments

December 31, 2016 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (22.56%)
Consumer Staples (3.65%)
Bumble Bee Holdings, Inc.
9.00%, 12/15/17(a)	$350,000	$345,625
CVS Health Corp.
2.75%, 12/01/22	200,000	196,797
4.75%, 12/01/22	250,000	271,193
Molson Coors Brewing Co.
3.00%, 07/15/26	200,000	188,781
Rite Aid Corp.
6.13%, 04/01/23(a)	235,000	252,625
WhiteWave Foods Co.
5.38%, 10/01/22	100,000	109,500

		1,364,521

Financial (12.66%)
Aircastle, Ltd.
5.00%, 04/01/23	200,000	204,000
American Equity Investment Life Holding Co.
6.63%, 07/15/21	200,000	208,500
Berkshire Hathaway, Inc.
2.75%, 03/15/23	250,000	248,804
Chubb INA Holdings, Inc.
8.88%, 08/15/29	300,000	435,540
Citigroup, Inc.,
6.88%, 06/01/25	250,000	297,874
Citizens Financial Group, Inc.
4.02%, 10/01/24	500,000	479,096
City National Corp.
5.25%, 09/15/20	378,000	415,416
E*TRADE Financial Corp.
5.38%, 11/15/22	260,000	275,087
GFI Group, Inc.
8.38%, 07/19/18	150,000	161,250
Howard Hughes Corp.
6.88%, 10/01/21(a)	235,000	247,643
ILFC E-Capital Trust II
4.92%, 12/21/65(a)(b)	100,000	88,000
International Lease Finance Corp.
5.88%, 08/15/22	300,000	325,500
MetLife Capital Trust IV
7.88%, 12/15/37(a)	210,000	253,155

	Shares or Principal Amount	Value
Financial (continued)
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/22(a)	$200,000	$206,750
PNC Preferred Funding Trust II
2.19%, 12/31/16(a)(b)	151,000	145,715
Prudential Financial, Inc.
8.88%, 06/15/38(b)	200,000	216,000
Select Income, REIT
4.50%, 02/01/25	150,000	144,793
SouthTrust Bank
6.13%, 01/09/28	250,000	288,879
USB Realty Corp.
2.03%, 01/15/17(a)(b)	100,000	88,000

		4,730,002

Health Care (2.06%)
HCA Holdings, Inc.
5.25%, 04/15/25	400,000	417,500
St. Jude Medical, Inc.
3.88%, 09/15/25	350,000	352,151

		769,651

Industrials (3.08%)
General Electric Co., Series D
5.00%, 01/21/21(b)	250,000	259,425
Ingersoll-Rand Co.
6.39%, 11/15/27	150,000	177,233
6.44%, 11/15/27	51,000	60,543
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	125,000	130,000
Spirit AeroSystems, Inc.
5.25%, 03/15/22	500,000	522,364

		1,149,565

Information Technology (0.54%)
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.
5.75%, 04/15/23	194,000	203,215

Telecommunication Services (0.57%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	212,000

Total Corporate Bonds (Cost $8,538,002)		8,428,954

	Shares or Principal Amount	Value
Convertible Corporate Bonds (1.40%)
Telecommunication Services (1.40%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(a)	$500,000	$521,250

Total Convertible Corporate Bonds (Cost $511,813)		521,250

U.S. Treasury Obligations (2.46%)
U.S. Treasury Note
1.50%, 08/15/26	1,000,000	918,240
Total U.S. Treasury Obligations (Cost $965,229)		918,240

Collateralized Mortgage Obligations (7.95%)
Citigroup Mortgage Loan Trust, Inc.,
Series 2013-J1, Class B3
3.54%, 02/25/38(a)(b)(c)	190,445	186,727
Green Tree, Inc.,
Series 2008-HE1, Class A
9.50%, 03/25/38(a)(b)(c)	229,219	240,787
MASTR Seasoned Securitization Trust, Inc.,
Series 2005-1, Class 1A1
6.49%, 09/25/32(b)	291,680	315,155
Mill City Mortgage Trust,
Series 2015-1, Class M3
3.21%, 10/25/32(a)(b)(c)	200,000	182,581
New Residential Mortgage Loan Trust,
Series 2016-1A, Class B3
5.55%, 03/25/56(a)(b)(c)	334,249	334,053
Sequoia Mortgage Trust, Inc.,
Series 2013-12, Class B3
4.23%, 12/25/43(a)(b)(c)	211,410	214,226
Towd Point Mortgage Trust, Inc.,
Series 2015-1, Class A5
3.50%, 06/25/29(a)(b)(c)	300,000	276,374
Towd Point Mortgage Trust, Inc.,
Series 2016-2, Class M2
3.00%, 07/25/29(a)(b)(c)	500,000	457,862
Towd Point Mortgage Trust, Inc.,
Series 2015-6, Class M2
3.75%, 02/25/28(a)(b)(c)	700,000	656,767

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Velocity Commercial Capital Loan Trust, Inc.,
Series 2014-1, Class M3
6.89%, 02/25/24(a)(b)(c)	$100,000	$105,312

Total Collateralized Mortgage Obligations (Cost $3,087,088)		2,969,844

Common Stocks (47.26%)
Aerospace & Defense (1.94%)
B/E Aerospace, Inc.	2,000	120,380
Boeing Co.	400	62,272
Orbital ATK, Inc.(d)	4,195	368,027
Spirit AeroSystems Holdings, Inc., Class A	3,000	175,050

		725,729

Air Freight & Logistics (0.14%)
Echo Global Logistics, Inc.(e)	2,089	52,329

Airlines (0.24%)
Delta Air Lines, Inc.	1,800	88,542

Apparel, Accessories & Luxury Goods (0.47%)
Hanesbrands, Inc.	8,200	176,874

Asset Management & Custody Banks (0.25%)
Invesco, Ltd.	3,100	94,054

Auto Parts & Equipment (0.58%)
Magna International, Inc.	5,000	217,000

Automotive Retail (0.55%)
AutoZone, Inc.(e)	120	94,775
O’Reilly Automotive, Inc.(e)	400	111,364

		206,139

Biotechnology (2.42%)
AbbVie, Inc.(d)	5,000	313,100
Amgen, Inc.	600	87,726
Celgene Corp.(e)	1,500	173,625
China Biologic Products, Inc.(e)(f)	500	53,760
Gilead Sciences, Inc.	1,500	107,415
Shire PLC, ADR	1,000	170,380

		906,006

Broadcasting (0.20%)
CBS Corp., Class B	1,200	76,344

Building Products (0.55%)
Masco Corp.	5,000	158,100
PGT, Inc.(e)	4,000	45,800

		203,900

	Shares or Principal Amount	Value
Cable & Satellite (0.43%)
Comcast Corp., Class A	2,300	$158,815

Commercial Printing (0.23%)
Deluxe Corp.	1,200	85,932

Construction Machinery & Heavy Trucks (0.41%)
Allison Transmission Holdings, Inc.	4,500	151,605

Construction Materials (0.47%)
Martin Marietta Materials, Inc.	300	66,459
Summit Materials, Inc., Class A(e)	4,554	108,340

		174,799

Consumer Finance (2.46%)
Ally Financial, Inc.	16,500	313,830
Discover Financial Services(d)	8,400	605,556

		919,386

Data Processing & Outsourced Services (2.45%)
DST Systems, Inc.	1,500	160,725
MasterCard, Inc., Class A(d)	3,300	340,725
Visa, Inc., Class A(d)	4,200	327,684
Xerox Corp.	10,000	87,300

		916,434

Diversified Banks (0.41%)
Bank of America Corp.	7,000	154,700

Drug Retail (1.22%)
CVS Health Corp.(d)	4,200	331,422
Walgreens Boots Alliance, Inc.	1,500	124,140

		455,562

Electric Utilities (0.85%)
ALLETE, Inc.	1,500	96,285
NextEra Energy, Inc.(d)	1,000	119,460
OGE Energy Corp.	3,000	100,350

		316,095

Electronic Equipment & Instruments (0.17%)
VeriFone Systems, Inc.(e)	3,500	62,055

Electronic Manufacturing Services (1.52%)
IPG Photonics Corp.(e)	3,793	374,407
TE Connectivity, Ltd.	2,800	193,984

		568,391

Footwear (0.95%)
NIKE, Inc., Class B(d)	7,000	355,810

General Merchandise Stores (0.55%)
Dollar General Corp.	1,000	74,070
Dollar Tree, Inc.(e)	1,700	131,206

		205,276

Health Care Equipment (0.95%)
Boston Scientific Corp.(e)	4,500	97,335
Edwards Lifesciences Corp.(e)	500	46,850
Stryker Corp.	900	107,829

	Shares or Principal Amount	Value
Health Care Equipment (continued)
Zimmer Biomet Holdings, Inc.	1,000	$103,200

		355,214

Health Care Facilities (0.55%)
HCA Holdings, Inc.(d)(e)	2,500	185,050
Tenet Healthcare Corp.(e)	1,500	22,260

		207,310

Home Entertainment Software (0.45%)
Activision Blizzard, Inc.	2,500	90,275
Electronic Arts, Inc.(e)	1,000	78,760

		169,035

Home Improvement Retail (0.60%)
Home Depot, Inc.	500	67,040
Lowe’s Cos., Inc.(d)	2,200	156,464

		223,504

Hotels, Resorts & Cruise Lines (1.06%)
Royal Caribbean Cruises, Ltd.	2,500	205,100
Wyndham Worldwide Corp.	2,500	190,925

		396,025

Household Appliances (0.73%)
Whirlpool Corp.	1,500	272,655

Housewares & Specialties (0.30%)
Newell Brands, Inc.	2,500	111,625

Human Resource & Employment Services (0.42%)
Kforce, Inc.	3,000	69,300
ManpowerGroup, Inc.	1,000	88,870

		158,170

Industrial Conglomerates (1.02%)
Honeywell International, Inc.	3,300	382,305

Internet Software & Services (1.54%)
Alphabet, Inc., Class C(d)(e)	401	309,500
Facebook, Inc., Class A(e)	2,300	264,615

		574,115

IT Consulting & Other Services (0.30%)
Cognizant Technology Solutions Corp., Class A(e)	2,000	112,060

Leisure Products (0.58%)
Brunswick Corp.	4,000	218,160

Life & Health Insurance (0.44%)
Lincoln National Corp.	2,500	165,675

Life Sciences Tools & Services (0.45%)
Thermo Fisher Scientific, Inc.	1,200	169,320

Managed Health Care (1.05%)
Aetna, Inc.	1,000	124,010
CIGNA Corp.	2,000	266,780

		390,790

	Shares or Principal Amount	Value
Movies & Entertainment (1.06%)
Time Warner, Inc.	1,500	$144,795
Twenty-First Century Fox, Inc., Class A	9,000	252,360

		397,155

Multi-line Insurance (0.61%)
American International Group, Inc.	3,500	228,585

Multi-Sector Holdings (1.05%)
Berkshire Hathaway, Inc., Class B(d)(e)	2,400	391,152

Multi-Utilities (0.90%)
CMS Energy Corp.	3,200	133,184
Sempra Energy	2,000	201,280

		334,464

Oil & Gas Equipment & Services (0.40%)
Schlumberger, Ltd.	1,800	151,110

Oil & Gas Exploration & Production (0.48%)
Synergy Resources Corp.(e)	20,000	178,200

Oil & Gas Refining & Marketing (0.67%)
Marathon Petroleum Corp.	5,000	251,750

Paper Packaging (0.67%)
Graphic Packaging Holding Co.	20,000	249,600

Pharmaceuticals (4.54%)
Allergan PLC(d)(e)	2,100	441,021
Bristol-Myers Squibb Co.	4,500	262,980
Eli Lilly & Co.	3,000	220,650
Jazz Pharmaceuticals PLC(e)	2,000	218,060
Johnson & Johnson	1,500	172,815
Pfizer, Inc.	6,000	194,880
Roche Holding AG, Sponsored ADR	4,000	114,120
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,000	72,500

		1,697,026

Property & Casualty Insurance (0.79%)
AmTrust Financial Services, Inc.	4,000	109,520
XL Group PLC	5,000	186,300

		295,820

Real Estate Services (1.20%)
CBRE Group, Inc., Class A(e)	11,000	346,390
Jones Lang LaSalle, Inc.	1,000	101,040

		447,430

Regional Banks (1.05%)
Signature Bank(d)(e)	2,600	390,520

	Shares or Principal Amount	Value
Restaurants (0.41%)
McDonald’s Corp.	800	$97,376
Starbucks Corp.	1,000	55,520

		152,896

Semiconductors (1.50%)
Broadcom, Ltd.	2,000	353,540
Skyworks Solutions, Inc.	2,000	149,320
Synaptics, Inc.(e)	1,100	58,938

		561,798

Specialty Chemicals (0.72%)
Sherwin-Williams Co.	1,000	268,740

Technology Hardware, Storage & Peripherals (0.53%)
Apple, Inc.	1,700	196,894

Trading Companies & Distributors (0.50%)
Air Lease Corp.	5,401	185,416

Wireless Telecommunication Services (0.28%)
T-Mobile U.S., Inc.(e)	1,800	103,518

Total Common Stocks (Cost $16,755,856)		17,659,814

Preferred Stocks (2.37%)
Consumer Finance (0.51%)
Discover Financial Services, Series B	7,498	192,549

Diversified Banks (0.47%)
GMAC Capital Trust I, Series 2(b)	6,970	177,038

Life & Health Insurance (0.28%)
Protective Life Corp.	4,055	103,037

Office REITs (0.71%)
Gramercy Property Trust, Inc., Series A(c)	10,081	265,130

Reinsurance (0.40%)
Maiden Holdings North America, Ltd.	5,528	148,482

Total Preferred Stocks (Cost $885,770)		886,236

Closed-End Mutual Funds (7.57%)
BlackRock Enhanced Government Fund, Inc.	13,563	179,032
BlackRock Income Trust, Inc.	45,580	288,521
Delaware Investments Dividend & Income Fund, Inc.(f)	15,845	158,608

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Deutsche Global High Income Fund, Inc.	5,840	$48,303
Deutsche Multi-Market Income Trust	45,019	383,562
Deutsche Strategic Income Trust	6,098	72,505
First Trust Aberdeen Global Opportunity Income Fund	7,860	87,718
First Trust Enhanced Equity Income Fund	2,820	38,098
First Trust Mortgage Income Fund	9,358	131,574
Franklin Limited Duration Income Trust	15,461	186,150
JPMorgan China Region Fund, Inc.	4,481	68,873
Korea Equity Fund, Inc.	5,725	42,422
Madison Strategic Sector Premium Fund	15,777	187,589
MFS Investment Grade Municipal Trust	2,286	21,420
Morgan Stanley Income Securities, Inc.	19,753	354,369
Neuberger Berman Real Estate Securities Income Fund, Inc.	12,979	69,697
Pacholder High Yield Fund, Inc.	16,966	122,155
Swiss Helvetia Fund, Inc.	12,256	125,134
Wells Fargo Multi-Sector Income Fund	6,399	82,099
Zweig Fund, Inc.	14,879	179,292

Total Closed-End Mutual Funds (Cost $2,807,890)		2,827,121

Exchange Traded Funds (1.77%)
iShares Currency Hedged MSCI Eurozone ETF(f)	13,000	345,800
iShares Europe ETF(f)	8,100	314,361

Total Exchange Traded Funds (Cost $702,485)		660,161

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.28%)
S&P 500 Index
01/20/17, 1,800	40	1,000
03/17/17, 2,000	40	48,000
09/15/17, 2,000	10	57,000

		106,000

Total Put Options Purchased (Cost $337,254)		106,000

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.95%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%	355,880	$355,880

Total Collateral for Securities on Loan (Cost $355,880)		355,880

Short-Term Investments (3.78%)
Time Deposits (3.78%)
State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/17	1,411,774	1,411,774

Total Short-Term Investments (Cost $1,411,774)		1,411,774

Total Investments (98.35%) (Cost $36,359,041)		$36,745,274
Other Assets Less Liabilities (1.65%)		618,240

Net Assets (100.00%)		$37,363,514

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, these securities had a total aggregate market value of $5,015,452, representing 13.42% of net assets.
(b)	Floating Rate Security. Rate disclosed is as of December 31, 2016.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2016 was $3,049,819, which represent 8.16% of the Fund’s net assets.
(d)	All or a portion of the security is pledged as collateral for written call options.
(e)	Non-income producing security.
(f)	All or a portion of the security was on loan as of December 31, 2016.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Written Options

Underlying Security	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
S&P 500 Index	04/28/17	2,400	20	$(15,000)

Total Written Call Options (Premiums received $27,968)				$(15,000)

Sector Composition (December 31, 2016) (Unaudited)

Health Care	9.96%
Financial	8.72%
Consumer Discretionary	8.47%
Information Technology	8.46%
Industrials	5.45%
Real Estate	1.91%
Materials	1.86%
Utilities	1.75%
Energy	1.55%
Consumer Staples	1.22%
Telecommunication Services	0.28%

49.63%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2016) (Unaudited)

Pharmaceuticals	4.54%
Consumer Finance	2.97%
Data Processing & Outsourced Services	2.45%
Biotechnology	2.42%
Aerospace & Defense	1.94%
Internet Software & Services	1.54%
Electronic Manufacturing Services	1.52%
Semiconductors	1.50%
Drug Retail	1.22%
Real Estate Services	1.20%
Hotels, Resorts & Cruise Lines	1.06%
Movies & Entertainment	1.06%
Regional Banks	1.05%
Managed Health Care	1.05%
Multi-Sector Holdings	1.05%
Industrial Conglomerates	1.02%
Other Industries (each less than 1%)	22.04%

49.63%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Credit Diversification (December 31, 2016) (Unaudited)

A-*	0.84%
A3	3.21%
Aa2	0.67%
Aa3	0.77%
Aaa	2.46%
B1	1.69%
B2	1.49%
B3	0.68%
Ba1	2.54%
Ba2	0.43%
Ba3	0.90%
Baa1	2.94%
Baa2	3.61%
Baa3	4.23%
BBB*	1.78%
BBB-*	0.56%
Caa1	0.35%
NR	5.22%

34.37%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and convertible corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund,” formerly ICON Materials Fund), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high -quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as periods with rising interest rates.

The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United

States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small - and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2016, the ICON Fund and Long/Short Fund have significant weighting in the Financial sector, the Opportunities Fund has a significant weighting in the Information Technology sector and the Consumer Discretionary sector, the Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry and the Integrated Oil & Gas industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry and the Emerging Markets Fund has a significant weighting in South Korean securities.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short -term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair -value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2016:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$31,899,976	$—	$—	$31,899,976
Collateral for Securities on Loan	—	2,145,604	—	2,145,604
Short-Term Investments	—	11,326,303	—	11,326,303

Total	$31,899,976	$13,471,907	$—	$45,371,883

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$25,623,398	$—	$—	$25,623,398
Collateral for Securities on Loan	—	780,300	—	780,300
Short-Term Investments	—	4,786,337	—	4,786,337

Total	$25,623,398	$5,566,637	$—	$31,190,035

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$356,316,348	$—	$—	$356,316,348
Put Options Purchased	570,900	—	—	570,900
Collateral for Securities on Loan	—	20,888,002	—	20,888,002
Short-Term Investments	—	9,871,619	—	9,871,619

Total	$356,887,248	$30,759,621	$—	$387,646,869

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,188,254	$—	$—	$51,188,254
Put Options Purchased	68,600	—	—	68,600
Collateral for Securities on Loan	—	507,498	—	507,498

Total	$51,256,854	$507,498	$—	$51,764,352

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,449,007	$—	$—	$76,449,007
Collateral for Securities on Loan	—	1,223,900	—	1,223,900
Short-Term Investments	—	158,649	—	158,649

Total	$76,449,007	$1,382,549	$—	$77,831,556

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks	$19,427,032	$—	$—	$19,427,032
Short-Term Investments	—	3,806,014	—	3,806,014

Total	$19,427,032	$3,806,014	$—	$23,233,046

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks	$46,331,495	$—	$—	$46,331,495

Total	$46,331,495	$—	$—	$46,331,495

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$4,288,465	$538,002	$—	$4,826,467
Construction Materials	5,271,115	1,419,712	—	6,690,827
Gold	2,423,750	555,309	—	2,979,059
Integrated Oil & Gas	1,903,300	876,880	—	2,780,180
Paper Packaging	5,461,864	458,045	—	5,919,909
Other	34,548,016	—	—	34,548,016
Exchange Traded Funds	6,893,650	—	—	6,893,650
Collateral for Securities on Loan	—	5,877,425	—	5,877,425
Short-Term Investments	—	14,707,913	—	14,707,913

Total	$60,790,160	$24,433,286	$—	$85,223,446

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$49,601,820	$—	$—	$49,601,820

Total	$49,601,820	$—	$—	$49,601,820

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Construction Materials	$748,943	$817,269	$—	$1,566,212
Consumer Finance	79,365	163,084	—	242,449
Diversified Banks	710,370	5,482,830	—	6,193,200
Internet Software & Services	1,565,496	825,493	—	2,390,989
Pharmaceuticals	108,750	631,257	—	740,007
Semiconductors	229,601	868,195	—	1,097,796
Other	765,497	22,665,995	—	23,431,492
Short-Term Investments	—	6,813,461	—	6,813,461

Total	$4,208,022	$38,267,584	$—	$42,475,606

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Biotechnology	$248,557	$1,059,262	$—	$1,307,819
Building Products	281,990	1,107,169	—	1,389,159
Construction Materials	374,472	411,340	—	785,812
Diversified Banks	347,292	2,006,342	—	2,353,634
Electric Utilities	202,838	487,097	—	689,935
Electronic Components	48,056	261,068	—	309,124
Electronic Manufacturing Services	196,913	144,828	—	341,741
Food Retail	454,647	202,205	—	656,852
Gold	953,037	1,376,373	—	2,329,410
Internet Software & Services	465,393	290,965	—	756,358
Multi-Utilities	533,692	1,228,256	—	1,761,948
Pharmaceuticals	377,000	4,849,553	—	5,226,553
Semiconductors	1,100,682	246,455	—	1,347,137
Other	211,127	20,998,869	—	21,209,996
Preferred Stocks	76,817	—	—	76,817
Collateral for Securities on Loan	—	1,065,043	—	1,065,043
Short-Term Investments	—	8,233,881	—	8,233,881

Total	$5,872,513	$43,968,706	$—	$49,841,219

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$48,565,271	$—	$48,565,271
Convertible Corporate Bonds	—	3,909,375	—	3,909,375
U.S. Treasury Obligations	—	918,240	—	918,240
Collateralized Mortgage Obligations	—	8,889,501	—	8,889,501
Preferred Stocks	6,343,565	—	—	6,343,565
Closed-End Mutual Funds	7,767,370	—	—	7,767,370
Collateral for Securities on Loan	—	109,500	—	109,500
Short-Term Investments	—	6,290,352	—	6,290,352

Total	$14,110,935	$68,682,239	$—	$82,793,174

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$2,717,332	$—	$2,717,332
Convertible Corporate Bonds	—	364,875	—	364,875
Collateralized Mortgage Obligations	—	818,625	—	818,625
Common Stocks	60,370,376	—	—	60,370,376
Preferred Stocks	2,245,372	—	—	2,245,372
Convertible Preferred Stocks	476,000	—	—	476,000
Closed-End Mutual Funds	4,391,866	—	—	4,391,866
Put Options Purchased	23,400	—	—	23,400
Collateral for Securities on Loan	—	1,624,419	—	1,624,419
Short-Term Investments	—	2,342,910	—	2,342,910

Total	$67,507,014	$7,868,161	$—	$75,375,175

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$46,337,540	$—	$—	$46,337,540
Short-Term Investments	—	1,387,130	—	1,387,130

Total	$46,337,540	$1,387,130	$—	$47,724,670

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,311,483	$—	$—	$17,311,483

Total	$17,311,483	$—	$—	$17,311,483

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$16,684,311	$—	$—	$16,684,311

Total	$16,684,311	$—	$—	$16,684,311

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$8,428,954	$—	$8,428,954
Convertible Corporate Bonds	—	521,250	—	521,250
U.S. Treasury Obligations	—	918,240	—	918,240
Collateralized Mortgage Obligations	—	2,969,844	—	2,969,844
Common Stocks	17,659,814	—	—	17,659,814
Preferred Stocks	886,236	—	—	886,236
Closed-End Mutual Funds	2,827,121	—	—	2,827,121
Exchange Traded Funds	660,161	—	—	660,161
Put Options Purchased	106,000	—	—	106,000
Collateral for Securities on Loan	—	355,880	—	355,880
Short-Term Investments	—	1,411,774	—	1,411,774

Total	$22,139,332	$14,605,942	$—	$36,745,274

Other Financial Instruments
Liabilities
Written Call Options	$(15,000)	—	—	$(15,000)

Total	$(15,000)	—	–	$(15,000)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at December 31, 2016.

For the International Equity Fund and Emerging Markets Fund, common stocks valued at $629,981 and $857,665, respectively, were transferred from Level 1 to Level 2 during the period ended December 31, 2016. At September 30, 2016, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at December 31, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors. For the International Equity Fund and Emerging Markets Fund, common stocks valued at $422,527 and $748,943, respectively, were transferred from Level 2 to Level 1 during the period ended December 31, 2016. At September 30, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at December 31, 2016, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At December 31, 2016 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2016 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to -market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2016, the Energy Fund, Financial Fund and Equity Income Fund engaged in purchased put options transactions and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended December 31, 2016, were as follows:

	ICON Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during the period	(30)	(37,313)
Options closed during the period	10	9,345

Options outstanding, end of period	(20)	$(27,968)

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2016, the Long/Short Fund did not engage in short selling. As of December 31, 2016, the Utilities Fund inadvertently engaged in short selling due to an exercised put option.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Effective October 14, 2016, the Funds have elected to invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedule of Investments. Prior to October 14, 2016, the Funds used the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral.

The value of the collateral could include collateral held for securities that were sold on or before December 31, 2016. It may also include collateral received from the pre-funding of security loans.

For the period ended December 31, 2016, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$2,076,507	$2,145,604
ICON Consumer Staples Fund	766,156	780,300
ICON Energy Fund	20,220,952	20,888,002
ICON Financial Fund	499,590	507,498
ICON Healthcare Fund	1,193,326	1,223,900
ICON Natural Resources Fund	5,722,007	5,877,425
ICON International Equity Fund	1,010,373	1,065,043
ICON Bond Fund	102,634	109,500
ICON Equity Income Fund	1,583,804	1,624,419
ICON Risk-Managed Balanced Fund	349,397	355,880

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be effected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets, or effective April 11, 2016, shareholder accounts, of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. Effective March 21, 2016, the maximum borrowing limit was changed from $75 million to $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expires on March 20, 2017.

As of December 31, 2016, the Financial Fund, Information Technology Fund, Utilities Fund, Long/Short Fund and Opportunities Fund had outstanding borrowings in the amount of $439,321, $1,615,940, $146,729, $145,052 and $65,516, respectively.

4. Tax Basis of Investments

As of December 31, 2016, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,012,864	$(1,603,893)	$(591,029)	$45,962,912
ICON Consumer Staples Fund	328,397	(1,505,004)	(1,176,607)	32,366,642
ICON Energy Fund	48,114,356	(17,107,431)	31,006,925	356,639,944
ICON Financial Fund	7,002,728	(1,725,110)	5,277,618	46,486,734
ICON Healthcare Fund	1,774,247	(5,587,465)	(3,813,218)	81,644,774
ICON Industrials Fund	1,807,062	(333,350)	1,473,712	21,759,334
ICON Information Technology Fund	8,458,987	(528,177)	7,930,810	38,400,685
ICON Natural Resources Fund	7,830,456	(2,123,351)	5,707,105	79,516,341
ICON Utilities Fund	1,558,873	(1,281,927)	276,946	49,324,874
ICON Emerging Markets Fund	1,306,004	(3,978,305)	(2,672,301)	45,147,907
ICON International Equity Fund	1,044,572	(5,530,265)	(4,485,693)	54,326,912
ICON Bond Fund	595,926	(1,286,757)	(690,831)	83,484,005
ICON Equity Income Fund	4,442,937	(1,951,057)	2,491,880	72,883,295
ICON Fund	7,144,946	(1,524,078)	5,620,868	42,103,802
ICON Long/Short Fund	3,004,205	(573,856)	2,430,349	14,881,134
ICON Opportunities Fund	3,156,750	(690,681)	2,466,069	14,218,242
ICON Risk-Managed Balanced Fund	1,859,668	(1,475,197)	384,471	36,360,803

5. Subsequent Event

On January 10, 2017, the Emerging Markets Fund Class C shares were merged into the Emerging Markets Fund Class A shares. The Class C shares for the Emerging Markets Fund were closed.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2017

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date February 22, 2017

*	Print the name and title of each signing officer under his or her signature.